As filed with the Securities and Exchange Commission on April 30, 1998
 File No. 33-89984
 File No. 811-8994


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.

Post-Effective Amendment No.  5        [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.   5                                  [X]

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

KANSAS CITY LIFE INSURANCE COMPANY
(Name of Depositor)

3520 Broadway
Kansas City, Missouri  64141-6139
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number: (816) 753-7000

C. John Malacarne
3520 Broadway
Kansas City, Missouri  64141-6139
(Name and Address of Agent for Service of Process)

Copy to:
Stephen E. Roth, Esquire
Sutherland, Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2404

It is proposed that this filing will become effective:

____ immediately upon filing pursuant to paragraph (b) of Rule 485 _X__ On May 3, 1999 pursuant to paragraph (b) of Rule 485 ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ____ on (date) pursuant to paragraph (a)(1) of Rule 485

Title of securities being registered:  Individual Flexible Premium Deferred
                                       Variable Annuity Contract

April 17, 1998


         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       Kansas City Life Insurance Company
         through the Kansas City Life Variable Annuity Separate Account


                Home Office:                              Correspondence to:
               3520 Broadway                           Variable Administration
      Kansas City, Missouri 64111-2565                     P.O. Box 219364
         Telephone: (816) 753-7000             Kansas City, Missouri 64121-9364
                            Telephone: (800) 616-3670


This Prospectus describes an individual flexible premium deferred variable annuity contract (the "Contract") offered by Kansas City Life Insurance Company. We have provided a Definitions section at the beginning of this Prospectus for your reference as you read.

The Contract is designed to meet investors' long-term investment needs. The Contract also provides you the opportunity to allocate premiums to one or more divisions ("Subaccount") of Kansas City Life Variable Annuity Separate Account ("Variable Account") or the Fixed Account. The assets of each Subaccount are invested in a corresponding portfolio of a designated mutual fund ("Funds") as follows:


MFS(R)Variable Insurance TrustSM                   Manager
     MFS Emerging Growth Series                    MFS Investment Management(R)
     MFS Research Series
     MFS Total Return Series
     MFS Utilities Series
     MFS Global Governments Series
     MFS Bond Series

American Century Variable Portfolios               Manager
     American Century VP Capital Appreciation      American Century Investment
                                                   Management, Inc.
     American Century VP Income & Growth
     American Century VP International
     American Century VP Value

Federated Insurance Series                         Manager
     Federated American Leaders Fund II            Federated Investment
                                                   Management Company
     Federated High Income Bond Fund II
     Federated Prime Money Fund II

Dreyfus Variable Investment Fund                   Manager
     Capital Appreciation Portfolio                The Dreyfus Corporation
     Small Cap Portfolio

Dreyfus Stock Index Fund                           Manager
                                                   The Dreyfus Corporation &
                                                   Mellon Equity Associates

The Dreyfus Socially Responsible Growth Fund, Inc. Manager
                                                   The Dreyfus Corporation
                                                   Sub-Investment Adviser: NCM
                                                   Capital Management Group,Inc.

J.P. Morgan Series Trust II                        Manager
     J.P. Morgan Equity Portfolio                  J.P. Morgan Investment
                                                   Management Inc.
     J.P. Morgan Small Company Portfolio

Templeton Variable Products Series Fund           Manager
     Templeton International Fund Class 2         Templeton Investment Counsel,
                                                  Inc.

Calamos Advisors Trust                            Manager
     Calamos Convertible Portfolio                Calamos Asset Management, Inc.


The accompanying prospectuses for the Funds describe these portfolios. The value of amounts allocated to the Variable Account (prior to the date the Contract Value is allocated to a payment option) will vary according to the investment performance of the Funds. You bear the entire investment risk of amounts allocated to the Variable Account. Another choice available for allocation of premiums is our Fixed Account. The Fixed Account is part of Kansas City Life's general account. It pays interest at declared rates guaranteed to equal or exceed 3%.

This Prospectus provides basic information about the Contract and the Variable Account that you should know before investing. The Statement of Additional Information contains additional information about the Contract and the Variable Account. The date of the Statement of Additional Information is the same as this Prospectus and is included by reference. We show the Table of Contents for the Statement of Additional Information on page 36 of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling us at the address or phone number shown above.

If you already have a variable annuity contract, you should consider whether or not purchasing another contract as a replacement for an existing contract is advisable.



This Prospectus and the accompanying Fund prospectuses provide important information you should have before deciding to purchase a Contract. Please keep for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves certain risks including the loss of Premium Payments (principal).



                   The date of this Prospectus is May 3, 1999.

                               PROSPECTUS CONTENTS

DEFINITIONS.................................................................

HIGHLIGHTS..................................................................
   THE CONTRACT.............................................................
   CHARGES AND DEDUCTIONS...................................................
   ANNUITY PROVISIONS.......................................................
   FEDERAL TAX STATUS.......................................................

TABLE OF EXPENSES...........................................................

CONDENSED FINANCIAL INFORMATION.............................................

KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS........................
   KANSAS CITY LIFE INSURANCE COMPANY.......................................
   KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT.......................
   THE FUNDS................................................................
   RESOLVING MATERIAL CONFLICTS.............................................
   ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS........................
   VOTING RIGHTS............................................................

DESCRIPTION OF THE CONTRACT.................................................
   PURCHASING A CONTRACT....................................................
   FREE-LOOK PERIOD.........................................................
   ALLOCATION OF PREMIUMS...................................................
   VARIABLE ACCOUNT VALUE...................................................
   TRANSFER PRIVILEGE.......................................................
   DOLLAR COST AVERAGING PLAN...............................................
   PORTFOLIO REBALANCING PLAN...............................................
   PARTIAL AND FULL CASH SURRENDERS.........................................
   CONTRACT TERMINATION.....................................................
   CONTRACT LOANS...........................................................
   DEATH BENEFIT BEFORE MATURITY DATE.......................................
   PROCEEDS ON MATURITY DATE................................................
   PAYMENTS.................................................................
   MODIFICATIONS............................................................
   REPORTS TO CONTRACT OWNER................................................
   TELEPHONE AUTHORIZATIONS.................................................
   CONTRACT INQUIRIES.......................................................

THE FIXED ACCOUNT...........................................................
   MINIMUM GUARANTEED AND CURRENT INTEREST RATES............................
   CALCULATION OF FIXED ACCOUNT VALUE.......................................
   TRANSFERS FROM FIXED ACCOUNT.............................................
   DELAY OF PAYMENT.........................................................

CHARGES AND DEDUCTIONS......................................................
   SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)......................
   TRANSFER PROCESSING FEE..................................................
   ADMINISTRATIVE CHARGES...................................................
   MORTALITY AND EXPENSE RISK CHARGE........................................
   PREMIUM TAXES............................................................
   REDUCED CHARGES FOR ELIGIBLE GROUPS......................................
   OTHER TAXES..............................................................
   INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS.................

PAYMENT OPTIONS.............................................................
   ELECTION OF OPTIONS......................................................
   DESCRIPTION OF OPTIONS...................................................

YIELDS AND TOTAL RETURNS....................................................
   YIELDS...................................................................
   TOTAL RETURNS............................................................
   BENCHMARKS AND RATINGS...................................................

FEDERAL TAX STATUS..........................................................
   INTRODUCTION.............................................................
   TAXATION OF NON-QUALIFIED CONTRACTS......................................
   TAXATION OF QUALIFIED CONTRACTS..........................................
   POSSIBLE TAX LAW CHANGES.................................................

DISTRIBUTION OF THE CONTRACTS...............................................

LEGAL PROCEEDINGS...........................................................

PREPARING FOR YEAR 2000.....................................................

COMPANY HOLIDAYS............................................................

FINANCIAL STATEMENTS........................................................

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.......................

DEFINITIONS

Annuitant The person on whose life the Contract's annuity benefit is based.

Beneficiary The person you designate to receive any proceeds payable under the Contract at your death or the death of the Annuitant.

Cash Surrender Value The Contract Value less any applicable surrender charge, indebtedness and premium taxes payable.

Contract Date The date from which Contract Months, Years, and Anniversaries are measured.

Contract  Value The sum of the  Variable  Account  Value  and the Fixed  Account
     Value.

Contract Year Any period of twelve months starting with the Contract Date or any contract anniversary.

FixedAccount An account that is one option we offer for allocation of your premiums. It is part of our general account and is not part of or dependent on the investment performance of the Variable Account.

Fixed Account Value Measure of value accumulating in the Fixed Account.

IssueAge The  Annuitant's  age on his/her last birthday as of or on the Contract
     Date.

Life Payment Option A payment option based upon the life of the Annuitant.

Maturity Date The date when the Contract terminates and we either pay the proceeds under a payment option or pay you the Cash Surrender Value in a lump sum. The latest Maturity Date is the later of the contract anniversary following the Annuitant's 85th birthday and the tenth contract anniversary. (Certain states and Qualified Contracts may place additional restrictions on the maximum Maturity Date.)

Non-Life Payment Option A payment option that is not based upon the life of the Annuitant.

Non-Qualified Contract A Contract that is not a "Qualified Contract."

OwnerThe person entitled to exercise all rights and privileges provided in the Contract. The terms "you" and "your" refer to the Owner.

Qualified Contract A Contract issued in connection with plans that qualify for special federal income tax treatment under sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

Subaccount The divisions of the Variable Account. The assets of each Subaccount are invested in a portfolio of a designated Fund.

Valuation Day Each day on which both the New York Stock Exchange and Kansas City
     Life are open for business.

Valuation Period The interval of time  beginning at the close of business on one
     Valuation  Day and ending at the close of  business  on the next  Valuation
     Day.

Variable Account Value The Variable Account Value is equal to the sum of all Subaccount Values of a Contract.

Written Notice A written request or notice in a form satisfactory to us that is signed by the Owner and received at the Home Office.

HIGHLIGHTS

The Contract

     Who Should Invest. The Contract is designed for investors seeking long-term tax-deferred accumulation of funds. The goal for this accumulation is generally retirement, but may be for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. We offer the Contract as both a Qualified Contract and a Non-Qualified Contract. (See "Federal Tax Status," page 37.)

     The Contract. The Contract is an individual flexible premium deferred variable annuity. In order to purchase a Contract, you must complete an application and submit it to us through a licensed Kansas City Life representative, who is also a registered representative of Sunset Financial Services, Inc. ("Sunset Financial"). You must pay the minimum initial premium. The maximum Issue Age is 80. (See "Purchasing a Contract," page 20.)

     Free-Look Period. You have the right to cancel your Contract and receive a refund if you return the Contract within 10 days after you receive it. The amount returned to you will vary depending by state. (See "Free-Look Period," page 20.)

     Premiums. The minimum amount that we will accept as an initial premium is a single premium of $5,000 or annualized payments of $600. Subsequent premiums may not be less than $50 and you may pay them at any time during the Annuitant's lifetime and before the Maturity Date. (See "Purchasing a Contract," page 20.)


     Premium Allocation. You direct the allocation of premium payments among 21 Subaccounts of the Variable Account and/or Fixed Account. In the Contract application, you specify the percentage of a premium (less premium expense charges) you want allocated to each Subaccount and/or to the Fixed Account. We will invest the assets of each Subaccount in a corresponding Portfolio of a designated Fund. The Contract Value, except for amounts in the Fixed Account, will vary according to the investment performance of the Subaccounts. We will credit interest to amounts in the Fixed Account at a guaranteed minimum rate of 3% per year. We may declare a higher current interest rate.


The sum of your allocations must equal 100%. We have the right to limit the number of Subaccounts to which you allocate premiums (not applicable to Texas Contracts). We will never limit the number to less than 12. You can change the allocation percentages at any time by sending Written Notice. You can make changes in your allocation by telephone if you have provided proper authorization. (See "Telephone Authorizations," page 29.) The change will apply to the premium payments received with or after receipt of your notice.

We will allocate the initial premium to the Federated Prime Money Fund II Subaccount for a 15-day period in states that:

o    require premium payments to be refunded under the free-look provision; or

o require the greater of premium payments or Contract Value to be refunded under the free-look provision.

At the end of that period, we will allocate the amount in the Federated Prime Money Fund II Subaccount to the Subaccounts and Fixed Account according to your allocation instructions. (See "Allocation of Premiums," page 21.)

     Transfers. After the free look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Certain restrictions apply. The first six transfers during a Contract Year are free. After the first six transfers, we will assess a $25 transfer processing fee. (See "Transfer Privilege," page 23.)

     Full and Partial Surrender. You may surrender all or part of the Cash Surrender Value (subject to certain limitations) any time before the earlier of:

o    the date that the Annuitant dies; or

o    the Maturity Date.


     Death Benefit. if the Annuitant dies before the Maturity Date, the Beneficiary will receive a death benefit. The death benefit is equal to the greater of:


o premiums paid, adjusted for any surrenders (including applicable surrender charges) less any indebtedness; and

o    the Contract Value on the date we receive proof of Annuitant's death.

If you die before the Maturity Date, the Contract Value (or, if the Owner is also the Annuitant, the death benefit) must generally be distributed to the Beneficiary within five years after the date of the Owner's death. (See "Death Benefit Before Maturity Date," page 27.)

Charges and Deductions

The following charges and deductions apply to the Contract:

     Surrender Charge (Contingent Deferred Sales Charge). We do not deduct a charge for sales expenses from premiums at the time they are paid. However, we will deduct a surrender charge for surrenders or partial surrenders during the first seven Contract Years. Subject to certain restrictions, up to 10% of the Contract Value per Contract Year will not be subject to a surrender charge. (See "Amounts Not Subject to Surrender Charge," page 31.)

For the first three Contract Years, the surrender charge is 7% of the amount surrendered. In the fourth, fifth, and sixth Contract Year, the surrender charge is 6%, 5%, and 4%, respectively. In the seventh Contract Year, the surrender charge is 2%. In the eighth Contract Year and after, there is no surrender charge. The total surrender charges on any Contract will never exceed 8 1/2% of the total premiums paid. (See "Charge for Partial Surrender or Surrender," page 31.)

     Annual Administration Fee. We will deduct an annual administration fee of $30 from the Contract Value for administrative expenses at the beginning of each Contract Year. We will waive this fee for Contracts with Contract Values of $50,000 or more. (See "Annual Administration Fee," page 32.)

     Transfer Processing Fee. The first six transfers of amounts in the Subaccounts and the Fixed Account each Contract Year are free. We assess a $25 transfer processing fee for each additional transfer during a Contract Year. (See "Transfer Processing Fee," page 32.)

     Asset-Based Administration Charge. We deduct a daily asset-based administration charge for expenses we incur in administration of the Contract. Prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%.
(See "Asset-Based Administration Charge," page 32.)


     Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. Prior to the Maturity Date , we deduct this charge from the assets of the Variable Account at an annual rate of 1.25% (approximately .70% for mortality risk and .55% for expense risk). (See "Mortality and Expense Risk Charge," page 32.)


     Premium Taxes. If state or other premium taxes are applicable to a Contract, we will deduct them either upon surrender or upon application of the proceeds to a payment option. (See "Premium Taxes," page 33.)


     Investment Advisory Fees and Other Expenses of the Funds. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. Expenses of the Funds are not fixed or specified in the Contract and actual expenses may vary. See the prospectuses for the Funds for specific information about these fees. (See "Investment Advisory Fees and Other Expenses of the Funds," page 34.)


Annuity Provisions

     Maturity Date. On the Maturity Date we will apply the Contract Value to a Life Payment Option if you choose this option. If you elect a payment option other than a Life Payment Option or if you elect to receive a lump sum payment, we will apply the Cash Surrender Value. (See "Payment Options," page 34.)

     Payment Options. The payment options are:
o        Interest Payments (Non-Life Payment Option)
o        Installments of a Specified Amount (Non-Life Payment Option)
o        Installments for a Specified Period (Non-Life Payment Option)
o        Life Income (Life Payment Option)
o        Joint and Survivor Income (Life Payment Option)

Payments under these options do not vary based on Variable Account performance. (See "Payment Options," page 34.)

Federal Tax Status

Under existing tax law there generally should be no federal income tax on increases in the Contract Value until a distribution under the Contract occurs. A distribution includes an actual distribution of funds such as surrender or annuity payment. However, a distribution also includes certain changes in the Contract such as a pledge or assignment. Generally, a portion of any distribution is taxable as ordinary income. In addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59 1/2 . Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Status," page 37.)

TABLE OF EXPENSES

Contract Owner Transaction Expenses

         Sales Charge Imposed on Premiums                     None

         Surrender Charge
           (Contingent Deferred Sales Charge)


          Note: Subject to certain restrictions, up to 10% of the Contract Value will not be subject to a surrender charge. (See "Amounts Not Subject to Surrender Charge," page 24.)


                                                            Surrender Charge as
                Contract Year in Which                      Percentage of Amount
                 Surrender Occurs                            Surrendered

                           1                                           7%
                           2                                           7
                           3                                           7
                           4                                           6
                           5                                           5
                           6                                           4
                           7                                           2
                      8 and after                                      0

  Transfer Processing Fee                        No fee for first six transfers
                                                 in Contract Year;  $25 for each
                                                 additional transfer during a
                                                 Contract Year.

Annual Administration Fee                        $30 per Contract Year -- Waived
                                                 if Contract Value is equal to
                                                 or greater than $50,000.

Variable Account Annual Expenses
  (as a percentage of Variable Account assets)

         Mortality and Expense Risk Charge           1.25%
         Asset-Based Administration Charge           0.15%
                                                     -----
         Total Variable Account Annual Expenses      1.40%



                                                         MFS                         MFS                      MFS
                                                       Emerging         MFS         Total         MFS        Global       MFS
                                                        Growth       Research       Return     Utilities     Gov't        Bond
                                                        Series        Series        Series      Series       Series      Series
MFS(R) Variable Insurance TrustSM Annual
Expenses(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)              0.75%          0.75%        0.75%        0.75%       0.75%       0.60%
Other Expenses 1/                                       0.10%          0.11%        0.16%        0.26%       0.36%       0.63%
                                                        -----          -----        -----        -----       -----       -----
Total Annual Series Operating Expenses 1/               0.85%          0.86%        0.91%        1.01%       1.11%       1.23%

Expense Reimbursement2/                                (0.00%)        (0.00%)      (0.00%)      (0.00%)     (0.10%)     (0.21%)
                                                       -------         ------      -------      -------     -------     -------
Net Expenses1/                                          0.85%          0.86%        0.91%        1.01%       1.01%       1.02%



                                                                  Am Cent         Am Cent VP
                                                                 VP Capital        Income &         Am Cent VP      Am Cent
                                                                Appreciation        Growth         International    VP Value
American Century Variable Portfolios Annual
Expenses (as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                         1.00%             0.70%             1.50%           1.00%
Other Expenses (after any expense reimbursement)                   0.00%             0.00%             0.00%           0.00%

                                                                   -----             -----             -----           -----

Total Fund Annual Expenses (after any expense                      1.00%             0.70%             1.50%           1.00%
reimbursement)3/



                                                                 Federated         Federated         Federated
                                                                  American        High Income          Prime
                                                                  Leaders            Bond              Money
                                                                   Fund II          Fund II            Fund II
Federated Insurance Series Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                         0.74%             0.60%             0.49%
Other Expenses (after waiver)4/                                    0.14%             0.18%             0.31%
Shareholder Services Fee 5/                                        0.00%             0.00%             0.00%
                                                                   -----             -----             -----
Total Fund Annual Operating Expenses (after waiver)4/              0.88%             0.78%             0.80%



                                                               Dreyfus
                                                               Capital           Dreyfus
                                                            Appreciation         Small Cap
                                                              Portfolio         Portfolio
Dreyfus Variable Investment Fund Annual Expenses (as a
percentage of average net assets)
Management Fees (Investment Advisory Fees)                      0.75%             0.75%
Other Expenses                                                  0.06%             0.02%
                                                                -----             -----

Total Fund Annual Expenses                                      0.81%             0.77%


                                                                 Dreyfus Stock
                                                                   Index Fund
Dreyfus Stock Index Fund Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                             0.25%
Shareholder Services Fee 6/                                            0.00%
Other Expenses                                                         0.01%
                                                                       -----
Total Fund Annual Expenses6/                                           0.26%

                                                                   The Dreyfus
                                                                     Socially
                                                                   Responsible
                                                                   Growth Fund,
                                                                       Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.
Annual Expenses (as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                              0.75%
Shareholder Services Fee  6/                                            0.00%
Other Expenses                                                          0.05%
                                                                        -----
Total Fund Annual Expenses 6/                                           0.80%

                                                JP Morgan             JP Morgan
                                                Equity             Small Company
                                                Portfolio             Portfolio
J.P. Morgan Series Trust II Annual Expenses
(as a percentage of average net assets)
Management Fees                                   0.40%                 0.60%
Other Expenses                                    1.08%                 2.83%
                                                  -----                 -----
Total Annual Series Operating Expenses 7/         1.48%                 3.43%
Expense Reimbursement7/                          (0.58%)               (2.28%)
                                                 -------               -------
Net Expenses7/                                    0.90%                 1.15%



                                                                Templeton
                                                               International
                                                              Fund Class 2 8/
Templeton Variable Product Series Fund
Annual Expenses (as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                              0.69%
Rule 12b-1 Fees                                                         0.25%
Other Expenses                                                          0.17%
                                                                        -----
             Total Fund Annual Operating Expenses                       1.11%



                                                                     Calamos
                                                                    Convertible
                                                                     Portfolio
Calamos Advisors Trust Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                              0.75%
Other Expenses9/                                                        1.25%
                                                                        -----
Total Annual Portfolio Operating Expenses                               2.00%
Expense Reimbursement                                                  (1.00)%
                                                                       -------
Net Expenses10/                                                         1.00%


Premium taxes, currently ranging up to 3.5%, may be applicable, depending on various states' laws.

The above tables are intended to assist you in understanding the costs and expenses that you will bear, directly or indirectly. The tables reflect expenses of the Variable Account as well as for the Funds. The Contract Owner transaction expenses, annual administration fee, and Variable Account annual expenses are based on charges described in the Contract. The annual expenses for the Funds are expenses for the most recent fiscal year, except as noted below. For a more complete description of the various costs and expenses, see "Charges and
Deductions" on page 31 of this Prospectus and the prospectuses for the underlying Funds that accompany it.
--------------------------

     1/ Each series has an expense offset  arrangement which reduces the series'
        custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions and are therefore higher than the actual expenses of the series.
     2/ MFS  has  agreed  to  bear  expenses  for  these   series,   subject  to
        reimbursement  by  the  series,  such  that  each  such  series'  "Other
        Expenses" shall not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.40% for the Bond Series and 0.25% for each remaining series except for the Emerging Growth Series and Research Series which have no such limitation. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year with a limitation that immediately after such payment the series "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement and the series' obligation to pay the reimbursement fee to MFS terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS or December 31, 2004 (May 1, 2001) in the case of the New Discovery Series and May 1, 2002 in the case of the Growth Series.
     3/ The investment adviser to American Century Variable  Portfolios pays all the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. For the services provided to the American Century VP Capital Appreciation Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the fund, 0.95% of the next $500 million and 0.90% thereafter. For the services provided to the American Century VP International Fund, the manager receives an annual fee of 1.50% of the first $250 million of the average net assets of the fund, 1.20% of the next $250 million and 1.10% thereafter. For the services provided to the American Century VP Value Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the fund, 0.95% of the next $500 million and 0.90% thereafter.
     4/ The adviser can terminate this voluntary  waiver at any time at its sole discretion. Without this waiver, the Management Fees would be .75%, .60% and .50% of the average net assets of Federated American Leaders Fund II, Federated High Income Bond Fund II and the Federated Prime Money Fund II, respectively, and the Total Fund Annual Expenses for these Portfolios would have been .89%, .78%, and .81%, respectively, of average net assets.
     5/ The Fund did not pay or accrue the  shareholder  services fee during the fiscal year ended December 31, 1998. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ended December 31, 1999. The maximum shareholder services fee is 0.25%.
     6/ The Dreyfus  Socially  Responsible  Growth Fund,  Inc. and Dreyfus Stock
        Index Fund are subject to a shareholder services fee of up to 0.25% for shareholder account service and maintenance.
     7/ The trust, on behalf of each portfolio,  has an Administrative  Services
        Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), under which Morgan Guaranty is responsible for certain aspects of the administration and operation of each portfolio. Under the Service Agreement, each portfolio has agreed to pay Morgan Guaranty a fee based on the percentages described below. If total expenses of each portfolio, excluding the advisory fees, exceed the expense limits of: 0.50% of the average daily net assets of J.P. Morgan Equity Portfolio and 0.55% of the average daily net assets of J.P. Morgan Small Company Portfolio, Morgan Guaranty will reimburse each portfolio for the excess expense amount and receive no fee. Should such expenses be less than the expense limits, Morgan Guaranty's fees would be limited to the difference between such expenses and the fees calculated under the Services Agreement. For the fiscal year ended
        December 31, 1998, Morgan Guaranty has agreed to reimburse the portfolios for expenses under this agreement as follows: $72,953 and $130,582 respectively.
     8/ Class 2 of the Fund has a "Rule 12b-1 plan" which is described in the Fund's prospectus. 9/ "Other Expenses" are based on estimated amounts for the current fiscal year.
     10/The annual expenses are estimated for the current fiscal year for the Calamos Convertible Portfolio because the Portfolio does not have financial statements covering a period of at least ten months. The investment manager has voluntarily undertaken to waive fees and/or reimburse portfolio expenses so that the Total Annual Portfolio Operating Expenses are limited to 1.00% of the portfolio's average net assets. The investment manager may terminate the expense limitation at any time.

Examples


The following information regarding expenses assumes that the entire Contract Value is in the Variable Account.


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1. If the Contract is surrendered or is paid out under a Non-Life Payment Option at the end of the applicable time period:


Subaccount                                                1 Year           3 Years           5 Years*         10 Years*
----------                                                ------           -------           --------         ---------
MFS Emerging Growth Series                                $ 88.34          $ 140.99          $ 175.94         $ 266.58
MFS Research Series                                       $ 88.43          $ 141.27          $ 176.41         $ 267.58
MFS Total Return Series                                   $ 88.90          $ 142.67          $ 178.79         $ 272.56
MFS Utilities Series                                      $ 89.84          $ 145.46          $ 183.52         $ 282.43
MFS Global Governments Series                             $ 89.84          $ 145.46          $ 183.52         $ 282.43
MFS Bond Series                                           $ 89.93          $ 145.74          $ 183.99         $ 283.41
American Century VP Capital Appreciation                  $ 89.74          $ 145.18          $ 183.04         $ 281.45
American Century VP Income & Growth                       $ 86.93          $ 136.77          $ 168.77         $ 251.47
American Century VP International                         $ 94.40          $ 159.02          $ 206.34         $ 329.28
American Century VP Value                                 $ 89.74          $ 145.18          $ 183.04         $ 281.45
Federated American Leaders Fund II                        $ 88.62          $ 141.83          $ 177.36         $ 269.58
Federated High Income Bond Fund II                        $ 87.68          $ 139.02          $ 172.60         $ 259.56
Federated Prime Money Fund II                             $ 87.87          $ 139.58          $ 173.56         $ 261.57
Dreyfus Capital Appreciation                              $ 87.96          $ 139.86          $ 174.03         $ 262.58
Dreyfus Small Cap                                         $ 87.59          $ 138.74          $ 172.12         $ 258.56
Dreyfus Stock Index Fund                                  $ 82.80          $ 124.30          $ 147.44         $ 205.69
The Dreyfus Socially Responsible Growth Fund, Inc.        $ 87.87          $ 139.58          $ 173.56         $ 261.57
J.P. Morgan Equity Portfolio                              $ 88.81          $ 142.39          $ 178.31         $ 271.57
J.P. Morgan Small Company Portfolio                       $ 91.14          $ 149.35          $ 190.10         $ 296.08
Templeton International Fund Class 2                      $ 90.77          $ 148.24          $ 188.22         $ 292.20
Calamos Convertible Portfolio                             $ 89.74          $ 145.18          NA               NA


2. If the Contract is not surrendered or is paid out under a Life Payment Option at the end of the applicable time period:

Subaccount                                                1 Year           3 Years           5 Years*         10 Years *
----------                                                ------           -------           --------         ----------
MFS Emerging Growth Series                                $ 23.72          $ 73.01           $ 124.86         $ 266.58
MFS Research Series                                       $ 23.82          $ 73.31           $ 125.36         $ 267.58
MFS Total Return Series                                   $ 24.32          $ 74.81           $ 127.86         $ 272.56
MFS Utilities Series                                      $ 25.32          $ 77.81           $ 132.84         $ 282.43
MFS Global Governments Series                             $ 25.32          $ 77.81           $ 132.84         $ 282.43
MFS Bond Series                                           $ 25.42          $ 78.11           $ 133.34         $ 283.41
American Century VP Capital Appreciation                  $ 25.22          $ 77.51           $ 132.35         $ 281.45
American Century VP Income & Growth                       $ 22.22          $ 68.49           $ 117.31         $ 251.47
American Century VP International                         $ 30.21          $ 92.35           $ 156.89         $ 329.28
American Century VP Value                                 $ 25.22          $ 77.51           $ 132.35         $ 281.45
Federated American Leaders Fund II                        $ 24.02          $ 73.91           $ 126.36         $ 269.58
Federated High Income Bond Fund II                        $ 23.02          $ 70.90           $ 121.34         $ 259.56
Federated Prime Money Fund II                             $ 23.22          $ 71.50           $ 122.35         $ 261.57
Dreyfus Capital Appreciation                              $ 23.32          $ 71.80           $ 122.85         $ 262.58
Dreyfus Small Cap                                         $ 22.92          $ 70.60           $ 120.84         $ 258.56
Dreyfus Stock Index Fund                                  $ 17.80          $ 55.11           $ 94.83          $ 205.69
The Dreyfus Socially Responsible Growth Fund, Inc.        $ 23.22          $ 71.50           $ 122.35         $ 261.57
J.P. Morgan Equity Portfolio                              $ 24.22          $ 74.51           $ 127.36         $ 271.57
J.P. Morgan Small Company Portfolio                       $ 26.72          $ 81.98           $ 139.78         $ 296.08
Templeton International Fund Class 2                      $ 26.32          $ 80.79           $ 137.80         $ 292.20
Calamos Convertible Portfolio                             $ 25.22          $ 77.51           NA               NA


*In these Examples "N/A" indicates that SEC rules require that the Calamos Convertible Portfolio complete the Examples for only the one and three year periods.

The examples above assume that we assess no transfer charges or premium taxes. The annual administration fee is $30.00 for Contracts with a Contract Value less than $50,000 at the beginning of the Contract Year. There is no administration fee for Contracts with a Contract Value greater than or equal to $50,000 at the beginning of the Contract Year. As of 12/31/98, the average Contract Value is equal to $27,130 with an average administration fee equal to $25.66. This translates the annual administrative fee into an assumed .095% charge on a $1,000 investment for the purposes of the examples.

You should not consider the assumed expenses in the examples to represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual rate of return is hypothetical and you should not view it as a representation of past or future annual returns. Actual returns may be greater or less than the assumed amount.

The various Funds themselves provided the expense information regarding the Funds. The Funds and their investment advisers are not affiliated with us. While we have no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, we have not independently verified the figures.

CONDENSED FINANCIAL INFORMATION

The unit values and the number of accumulation units for each Subaccount for the periods shown are as follows:

                                               No. of Units
                                                 as of
                                                             Unit Value as of
                                                12-31-98     12-31-98   1-1-98
MFS
Emerging Growth Series                           772,321       19.57      14.82
Research Series                                  770,593       18.23      15.01
Total Return Series                              525,904       15.73      14.23
Utilities Series                                 476,246       18.63      15.96
Global Governments Series                         32,531       10.83      10.16
Bond Series                                      228,058       11.83      11.29

American Century
VP Capital Appreciation                          209,506        8.59      8.84
VP Income & Growth                                  NA            NA        NA
VP International                                 318,032       15.71      13.49
VP Value                                            NA            NA        NA

Federated
American Leaders Fund II                         671,781       18.89      16.33
High Income Bond Fund II                         629,345       13.10      12.94
Prime Money Fund II                              732,947       11.19      10.81

Dreyfus
Capital Appreciation                             522,930       14.08      11.07
Small Cap                                        916,842       10.95      11.45
Stock Index Fund                                 866,145       14.56      11.57
The Socially Responsible Growth Fund, Inc.          NA            NA        NA


J.P. Morgan
Equity Portfolio                                    NA            NA        NA
Small Company Portfolio                             NA            NA        NA

Templeton
International Fund Class 2                          NA            NA        NA

Calamos
Convertible Portfolio                               NA            NA        NA




                             No. of Units    Unit Value         No. of Units      Unit Value       No. of Units    Unit Value
                                as of          as of               as of            as of            as of            as of
                               12-31-97   12-31-97  1-1-97  12-31-96    12-31-96    1-1-96    12-31-95    12-31-95    9-6-95
MFS
Emerging Growth Series         518,578     14.79    12.17    253,083       12.31      10.65     13,900       10.66       10.00
Research Series                516,667     14.99    12.51    190,114       12.64      10.49     19,430       10.48       10.00
Total Return Series            292,413     14.20    11.81     79,175       11.88      10.56      3,981       10.53       10.00
Utilities Series               204,977     16.00    12.21     32,814       12.32      10.58     11,752       10.54       10.00
Global Governments Series       36,847     10.17    10.39     22,139       10.44      10.39      9,423       10.17       10.00
Bond Series                     94,899     11.23    10.29     58,082       10.34      10.29      1,273       10.27       10.00

American Century
VP Capital Appreciation        200,605      8.90     9.15    147,134        9.33       9.91     11,998        9.89       10.00
VP Income & Growth                NA         NA       NA         NA          NA         NA         NA          NA         NA
VP International               188,540     13.41    11.37     77,422       11.47      10.24     12,190       10.16       10.00
VP Value                          NA         NA       NA         NA          NA         NA         NA          NA         NA

Federated
American Leaders Fund II       341,341     16.29    12.43     94,537       12.48      10.50     15,359      $10.41      $10.00
High Income Bond Fund II       348,642     12.93    11.52     88,100       11.52      10.23     11,792       10.22       10.00
Prime Money Fund II            141,386     10.81    10.45     53,502       10.45      10.12     11,335       10.07       10.00

Dreyfus
Capital Appreciation           154,014     10.97      NA         NA          NA         NA         NA          NA         NA
Small Cap                      349,294     11.50      NA         NA          NA         NA         NA          NA         NA
Stock Index Fund               355,380     11.52      NA         NA          NA         NA         NA          NA         NA
The Socially                      NA         NA       NA         NA          NA         NA         NA          NA         NA
Responsible Growth
Fund, Inc.

J. P. Morgan
Equity Portfolio                       NA          NA         NA         NA          NA         NA         NA          NA         NA
Small Company Portfolio                NA          NA         NA         NA          NA         NA         NA          NA         NA

Templeton
International Fund Class 2             NA          NA         NA         NA          NA         NA         NA          NA         NA

Calamos
Convertible Portfolio                  NA          NA         NA         NA          NA         NA         NA          NA         NA



KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS

Kansas City Life Insurance Company

Kansas City Life Insurance Company is a stock life insurance company organized under the laws of the State of Missouri on May 1, 1895. Kansas City Life is currently licensed to transact life insurance business in 48 states and the District of Columbia.

We are regulated by the Department of Insurance of the State of Missouri as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. We also file the forms for the Contract described in this Prospectus with insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Kansas City Life Variable Annuity Separate Account

We established the Kansas City Life Variable Annuity Separate Account as a separate investment account under Missouri law on January 23, 1995. This Variable Account supports the Contracts and may be used to support other variable annuity insurance contracts and for other purposes as permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and is a "separate account" within the meaning of the federal securities laws. We have established other separate investment accounts that may also be registered with the SEC.

The Variable Account is divided into Subaccounts. The Subaccounts available under the Contract invest in shares of corresponding fund portfolios. The Variable Account may include other Subaccounts not available under the Contracts and not otherwise discussed in this Prospectus. We own the assets in the Variable Account.

We apply income, gains and losses of a Subaccount (realized or unrealized) without regard to any other income, gains or losses of Kansas City Life or any other separate account. We cannot use Variable Account assets (reserves and other contract liabilities) to cover liabilities arising out of any other business we conduct. We are obligated to pay all benefits provided under the Contracts.

The Funds

Each of the Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. However, the SEC does not supervise their management, investment practices or policies. Each Fund is a series fund-type mutual fund made up of the Portfolios and other series that are not available under the Contracts. The investment objectives of each of the Portfolios is described below.

Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Therefore, before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this Prospectus.


The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

MFS(R) Variable Insurance TrustSM
(Manager:  MFS Investment Management(R))

     MFS Emerging Growth Series. The Emerging Growth Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital. The Series' policy is to invest primarily (i.e., at least 65% of its assets under normal circumstances) in common stocks of companies that MFS believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

     MFS Research Series. The Research Series seeks to provide long-term growth of capital and future income. The Series' assets are allocated to selected economic sectors and then to industry groups within those sectors.

     MFS Total Return Series. The Total Return Series seeks to provide above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

     MFS Utilities Series. The Utilities Series seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The Series will seek to achieve its objective by investing, under normal circumstances, at least 65% (but up to 100% at the discretion of the Series' adviser) of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

     MFS Global Governments Series. The Global Governments Series seeks income and capital appreciation. The Series seeks to achieve its investment objective through a professionally managed, internationally diversified portfolio consisting primarily of debt securities and to a lesser extent equity securities.

     MFS Bond Series. The Bond Series seeks primarily to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect Shareholders' capital. Up to 20% of the Series' total assets may be invested in lower-rated or non-rated debt securities commonly known as "junk bonds." The risks of investing in junk bonds are described in the prospectus for the MFS(R) Variable Insurance TrustSM, which you should read carefully before investing.

American Century Variable Portfolios, Inc.
(Manager:  American Century Investment Management, Inc.)

     American Century VP Capital Appreciation Portfolio. The investment objective of American Century VP Capital Appreciation is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in common stocks that are considered by the investment adviser to have better-than-average prospects for appreciation.

     American Century VP Income & Growth. American Century VP Income & Growth seeks dividend growth, current income and capital appreciation. The fund will seek to achieve its investment objective by investing in common stocks.

     American Century VP International Portfolio. The investment objective of American Century VP International Portfolio is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation.

     American Century VP Value. American Century VP Value seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

Federated Insurance Series
(Manager:  Federated Investment Management Company)

     Federated American Leaders Fund II. The primary investment objective of the Federated American Leaders Fund II is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. The Fund pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies, which are generally top-quality, established growth companies.

     Federated High Income Bond Fund II. The investment objective of the Federated High Income Bond Fund II is to seek high current income. The Fund endeavors to achieve its objective by investing primarily in lower-rated corporate debt obligations commonly referred to as "junk bonds." The risks of investing in junk bonds is described in the prospectus for Federated Insurance Series, which you should read carefully before investing.

     Federated Prime Money Fund II. The investment objective of the Federated Prime Money Fund II is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

Dreyfus Variable Investment Fund
(Manager:  The Dreyfus Corporation)

     Capital Appreciation Portfolio. The primary investment objective of the Capital Appreciation Portfolio is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. This series invests primarily in the common stocks of domestic and foreign issuers.

     Small Cap Portfolio. The investment objective of the Small Cap Portfolio is to maximize capital appreciation. This series invests primarily in common stocks of domestic and foreign issuers. This series will be particularly alert to companies that it considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

Dreyfus Stock Index Fund
(Manager:  The Dreyfus Corporation and Mellon Equity Associates)

The primary investment objective of the Stock Index Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. In anticipation of taking a market position, the Fund is permitted to purchase and sell stock index futures. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

The Dreyfus Socially Responsible Growth Fund, Inc. (Manager: The Dreyfus Corporation; Sub-Investment Adviser: NCM Capital Management Group, Inc.)

The fund seeks to provide capital growth by investing primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.

J.P. Morgan Series Trust II
(Manager:  J.P. Morgan Investment Management Inc.)

     J.P. Morgan Equity Portfolio. The investment objective of J.P. Morgan Equity Portfolio is to provide a high total return from a portfolio comprised of selected equity securities. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. The Portfolio invests primarily in the common stock of large and medium capitalization U.S. companies typically represented by the Standard & Poor's 500 Stock Index.

     J.P. Morgan Small Company Portfolio. The investment objective of J.P. Morgan Small Company Portfolio is to provide a high total return from a portfolio of equity securities of small companies. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations greater than $110 million and less than $1.5 billion.

Templeton Variable Products Series Fund
(Manager: Templeton Investment Counsel, Inc.)

     Templeton International Fund Class 2. The investment objective of Templeton International Fund is long-term capital growth. The Fund seeks to achieve this objective by investing in stocks of companies located outside the United States, including emerging markets.

Calamos Advisors Trust
(Manager: Calamos Asset Management, Inc.)

     Calamos Convertible Portfolio. Calamos Convertible Portfolio seeks current income as its primary objective with capital appreciation as its secondary objective. The Portfolio invests primarily in a diversified portfolio of convertible securities. These convertible securities may be either debt securities (bonds) or preferred stock that are convertible into common stock, and may be issued by both U.S. and foreign companies. The Portfolio may invest without limit in high yield or "junk" bonds. The risks of investing in junk bonds are described in the prospectus for Calamos Advisors Trust, which you should read carefully before investing.


There is no assurance that the Funds will achieve their stated objectives and policies.

See the current prospectus for each Fund that accompanies this Prospectus as well as the current Statement of Additional Information for each Fund. These important documents contain more detailed information regarding all aspects of the Funds. Please read the prospectuses for the Funds carefully before making any decision concerning the allocation of premium payments or transfers among the Subaccounts.


We have entered into agreements with either the investment adviser or the distributor for each of the Funds or with a Fund and its underwriter pursuant to which they pay us a fee. This fee is based upon an annual percentage of the average aggregate net amount or the value of assets we invest on behalf of the Variable Account and any other of our separate accounts. These percentages differ. Some investment advisers, distributors, underwriters or Funds pay us a greater percentage than others. These fees are paid to compensate us for the administrative services we provide.

We cannot guarantee that each Fund or portfolio will always be available for the Contracts, but in the event that a Fund or portfolio is not available, we will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at net asset value, without a sales charge. Not all Funds may be available in California.


Resolving Material Conflicts

The Funds presently serve as the investment medium for the Contracts. In addition, the Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.

We don't currently foresee any disadvantages to you resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict of interest may arise between Contract Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under
Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the Funds for more information.

Addition, Deletion or Substitution of Investments

Subject to applicable law, we may make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a portfolio are no longer available for investment or if we decide that further investment in any portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company. We will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

Subject to applicable law and any required SEC approval, we may establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. We will determine on what basis we might make any new Subaccounts available to existing Contract Owners.

If we make any of these substitutions or changes we may, by appropriate endorsement, change the Contract to reflect the substitution or change. If we decide it is in the best interests of Contract Owners (subject to any approvals that may be required under applicable law), we may take the following actions with regard to the Variable Account:

o operate the Variable Account as a management investment company under the 1940 Act;

o deregister it under that Act if registration is no longer required; or o combine it with other Kansas City Life separate accounts.

Voting Rights

We are the legal owner of shares held by the Subaccounts and we have the right to vote on all matters submitted to shareholders of the Funds. As required by law, we will vote shares held in the Subaccounts in accordance with instructions received from Owners with Contract Value in the Subaccounts. We may be permitted to vote shares of the Funds in our own right if the applicable federal securities laws, regulations or interpretations of those laws or regulations change.

To obtain voting instructions from you, before a meeting you will be sent voting instruction material, a voting instruction form and any other related material. Your votes will be calculated separately for each Subaccount of the Variable Account, and may include fractional shares. We will determine the number of votes attributable to a Subaccount by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. The number of votes for which you may give instructions will be determined as of the date established by the Fund for determining shareholders eligible to vote. We will vote shares held by a Subaccount for which we have no instructions in the same proportion as those shares for which we do receive voting instructions.

If required by state insurance officials, we may disregard voting instructions when it would require us to vote shares in a manner that would:

o cause a change in sub-classification or investment objectives of one or more of the Portfolios;

o    approve or disapprove an investment advisory agreement; or

o require changes in the investment advisory contract or investment adviser of one or more of the Portfolios, if we reasonably disapprove of such changes in accordance with applicable federal regulations.

If we ever disregard voting instructions, we will advise you of that action and of the reasons for it in the next semiannual report. We may change how we calculate the weight given to pass-through voting instructions when such a change is necessary to comply with current federal regulations or the current interpretation of them.


DESCRIPTION OF THE CONTRACT

The Contract is a variable annuity that provides accumulation of Variable Account Value based on the performance of Subaccounts within the Kansas City Life Variable Annuity Separate Account. You may also allocate a portion of your premiums to our Fixed Account. We provide options such as dollar cost averaging, portfolio rebalancing and the Systematic Partial Surrender Plan. The Contract offers only fixed annuity payment options.

Purchasing a Contract

The maximum Issue Age for which we issue a Contract is 80. However, for Qualified Contracts with an Issue Age of 70 1/2 or greater, tax laws may require that distributions begin immediately. (See "Federal Tax Status," page 28.) We may issue Contracts above the maximum Issue Age under certain circumstances. We may issue Contracts in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code.

The minimum initial premium that we accept is a single premium of $5,000 or annualized payments of $600. You may pay additional premium payments at any time while the Annuitant is alive and before the Maturity Date. These payments must be at least $50. We may limit the number and amount of additional premium payments (where permitted).

Free-Look Period

You may cancel your Contract for a refund during your "free-look" period. The free look period applies for the 10 days after you receive the Contract. When we receive the returned Contract at our Home Office, we will cancel the Contract. The amount that we will refund will vary according to state requirements. Most states allow us to refund Contract Value. In those states, we will return an amount equal to the Contract Value. We will determine the amount of the Contract Value as of the earlier of:
o        the date the returned Contract is received by us at our Home Office; or
o the date the returned Contract is received by the Kansas City Life representative who sold you the Contract.

A few states require a return of the greater of premium payments or Contract Value. In these states, we will refund the greater of: (a) the premiums paid under the Contract; and (b) the Contract Value as of the earlier of:

o    the date we receive the returned Contract at our Home Office; or

o the date the Kansas City Life representative who sold the Contract receives the returned Contract.

Some states permit only the return of premiums even if this amount is less than what we would have returned otherwise.

In all states we will also refund the $30 annual administration fee, if it was deducted prior to the return of the Contract.

Allocation of Premiums

At the time of application, you select how we will allocate premiums among the Subaccounts and the Fixed Account. You can change the allocation percentages at any time by sending Written Notice to us. You may also change your allocation by telephone if you have provided proper authorization. (See "Telephone Authorizations," page 30.)

Our procedures for allocation of premiums during the free-look period vary by state, based on the amount that each state requires to be refunded if the Contract is returned within the free-look period:

o for Contracts sold to residents of states that allow refund of Contract Value we will immediately allocate premiums according to the allocation you requested; and

o for contracts sold to residents of states that require either the refund of premiums paid or the refund of the greater of Contract Value or premiums paid, we will allocate premiums received during a 15-day period following the Contract Date to the Federated Prime Money Fund II Subaccount for that 15-day period. At the end of this 15-day period, we will allocate the amount in the Federated Prime Money Fund II Subaccount according to your allocation instructions.

We will allocate the initial premium within two business days of when we receive the premium at our Home Office. In order to allocate the premium in this time frame, you must properly complete the application and it must include all the information necessary to process it, including payment of the initial premium. If the application is not properly completed, we will retain the premium for up to five business days while we attempt to complete the application. If the application is not complete at the end of the 5-day period, we will inform you of the reason for the delay. We will also return the initial premium immediately, unless you specifically consent to our keeping the premium until the application is complete. Once the application is complete, we will allocate the initial premium within two business days.

We will allocate subsequent premiums at the end of the Valuation Period in which we receive the premium payment.


The values of the Subaccounts will vary with their investment experience, so that you bear the entire investment risk with respect to the Variable Account Value. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.


Variable Account Value

The Variable Account Value reflects the following:
o        the investment experience of the selected Subaccounts;
o        premiums paid;
o        surrenders;
o        transfers;
o        charges assessed in connection with the Contract; and
o        Contract indebtedness.

There is no guaranteed minimum Variable Account Value. Since a Contract's Variable Account Value on any future date depends upon a number of factors, it cannot be predetermined.

     Calculation of Variable Account Value. We calculate the Variable Account Value on each Valuation Date. Its value will be the sum of the values attributable to the Contract in each of the Subaccounts. We will determine the amount for each Subaccount by multiplying the Subaccount's unit value on the Valuation Date by the number of Subaccount accumulation units allocated to the Contract. The value of a Subaccount may increase, decrease, or remain the same.

     Determination of Number of Accumulation Units. We will convert any amounts allocated to a Subaccount into accumulation units of that Subaccount. We determine the number of accumulation units credited to the Contract by dividing the dollar amount allocated to the Subaccount by the unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated.

We will increase the number of accumulation units in any Subaccount at the end of the Valuation Period by:

o any premiums allocated to the Subaccount during the current Valuation Period; and

o transfers to the Subaccount from another Subaccount or from the Fixed Account during the current Valuation Period.

We will decrease the number of accumulation units in any Subaccount at the end of the Valuation Period by:

o amounts transferred from the Subaccount to another Subaccount or the Fixed Account; and

o amounts surrendered (including applicable charges) during the current Valuation Period.

The number of units in any Subaccount will also be reduced at the beginning of each Contract Year by a pro rata share of the $30 annual administration fee.

     Net Investment Factor. We will calculate a net investment factor on each Valuation Day. A Subaccount's net investment factor measures the investment performance of an accumulation unit in that Subaccount during a Valuation Period. The net investment factor is the ratio of the Subaccount's current value to the immediately preceding Valuation Day's value, less the daily mortality and expense charge and the daily asset-based administration charge. The formula for the net investment factor equals:


                                     X -- Z,
                                                              Y


where "X" equals the sum of:


1. the net asset value per accumulation unit held in the Subaccount at the end of the current Valuation Day; plus 2. the per accumulation unit amount of any dividend or capital gain distribution on shares held in the Subaccount during the current Valuation Day; less

3. the per accumulation unit amount of any capital loss distribution on shares held in the Subaccount during the current Valuation Day; less


4. the per accumulation unit amount of any taxes or any amount set aside during the Valuation Day as a reserve for taxes.

"Y" equals the net asset value per accumulation unit held in the Subaccount as of the end of the immediately preceding Valuation Day; and

"Z" equals the charges we deduct from the Subaccount on a daily basis. These charges equal a total of 1.40% on an annual basis and consist of two separate charges. The two charges are the asset-based administration charge (0.15%) and the mortality and expense risk charge (1.25%).

     Determination of Unit Value. We arbitrarily set the value of an accumulation unit for each of the Subaccounts at $10 when the first investments were bought. The accumulation unit value for each subsequent Valuation Period is equal to:
                                      A x B

"A" is equal to the Subaccount's accumulation unit value for the end of the immediately preceding Valuation Day; and

"B" is equal to the net investment factor for the current Valuation Day.

This accumulation unit value may increase or decrease from day to day based on investment results.

Transfer Privilege

After the free-look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Transfers are subject to the following restrictions:


o the minimum transfer amount is the lesser of $250 or the entire amount in that Subaccount or the Fixed Account;

o we will treat a transfer request that would reduce the amount in a Subaccount or the Fixed Account below $250 as a transfer request for the entire amount in that Subaccount or the Fixed Account;


o we have no limit on the number of transfers that you can make between Subaccounts or to the Fixed Account. However, you can make only one transfer from the Fixed Account each Contract Year. (See "Transfers from Fixed Account," page 30, for restrictions); and

o we have the right, where permitted, to suspend or modify this transfer privilege at any time.

We will make a transfer on the date that we receive Written Notice requesting the transfer. You may also make transfers by telephone if you have provided proper authorization. (See "Telephone Authorizations," page 30.)

The first six transfers during each Contract Year are free. We will charge a $25 transfer processing fee for all transfers during a Contract Year in addition to the six free ones. For the purpose of charging the fee, we will consider each request to be one transfer, regardless of the number of Subaccounts or the Fixed Account affected by that request. We will deduct the transfer processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

Dollar Cost Averaging Plan

The Dollar Cost Averaging Plan is an optional feature available with the Contract. If you elect this plan, it enables you to automatically transfer amounts from the Federated Prime Money Fund II Subaccount to other Subaccounts. The goal of the Dollar Cost Averaging Plan is to make you less susceptible to market fluctuations by allocating on a regularly scheduled basis instead of allocating the total amount all at one time. We do not guarantee that the Dollar Cost Averaging Plan will result in a gain.

Transfers under this plan occur on a monthly basis for a period you choose, ranging from 3 to 36 months. To participate in this plan you must transfer at least $250 from the Federated Prime Money Fund II Subaccount each month. You may allocate the required amounts to the Federated Prime Money Fund II Subaccount through initial and subsequent premium payments or by transferring amounts into the Federated Prime Money Fund II Subaccount from the other Subaccounts or from the Fixed Account. Restrictions apply to transfers from the Fixed Account.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. dollar cost averaging transfers will start on the next monthly anniversary day following the date we receive your request or on the date you request.

Once elected, we will process transfers from the Federated Prime Money Fund II Subaccount monthly until:

o    we have completed the number of designated transfers;

o the value of the Federated Prime Money Fund II Subaccount is completely depleted; or

o    you send us Written Notice instructing us to cancel the monthly transfers.


There is no transfer charge for participation in the Dollar Cost Averaging Plan and transfers made under the Dollar Cost Averaging Plan won't count toward the six free transfers allowed each Contract Year. We have the right to cancel this feature at any time with notice to you.


Portfolio Rebalancing Plan

The Portfolio Rebalancing Plan is an optional feature available with the Contract. Under this plan we will redistribute the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value. We will do this on a quarterly basis at three month intervals from the monthly anniversary day on which the Portfolio Rebalancing Plan begins. The purpose of the Portfolio Rebalancing Plan is to automatically diversify your portfolio mix. The plan automatically adjusts your portfolio mix to be consistent with your current premium allocation instructions. If you make a change to your premium allocation, we will also automatically change the allocation used for portfolio rebalancing to be consistent with the new premium allocation.


The redistribution will not count as a transfer permitted under the Contract each Contract Year. If you also have elected the Dollar Cost Averaging Plan and it has not been completed, the Portfolio Rebalancing Plan will start on the monthly anniversary day the Dollar Cost Averaging Plan ends. If the Contract Value is negative at the time portfolio rebalancing is scheduled, we will not complete the redistribution.


You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. Portfolio rebalancing will terminate when:

o        you request any transfer unless you authorize a new allocation;  or

o        the day we receive Written Notice instructing us to cancel the plan.


Partial and Full Cash Surrenders

     Partial Surrenders. You may surrender part of the Cash Surrender Value at any time before the Annuitant's death and before the Maturity Date. We will surrender the amount requested from the Contract Value on the date we receive Written Notice for the surrender. We will deduct any applicable surrender charge from the amount surrendered or from the remaining Contract Value, according to your instructions. If the remaining Contract Value is less than the surrender charge, we will reduce the amount surrendered . We will make the surrender from each Subaccount and the Fixed Account based on your instructions.

Subject to certain restrictions, we will not apply a surrender charge on a partial surrender of up to 10% of the Contract Value per Contract Year. (See "Amounts Not Subject to Surrender Charge," page 31.)

     Systematic Partial Surrender Plan. The Systematic Partial Surrender Plan enables you to authorize an automatic regular payment of a partial surrender amount. If you wish to participate in the plan, you should instruct us to surrender a particular dollar amount from the Contract on a monthly, quarterly, semi-annual or annual basis. The minimum payment under this plan is $100. We will make the surrender from each Subaccount and the Fixed Account based on your instructions.

Subject to certain restrictions, we will not apply a surrender charge on amounts paid out under the Systematic Partial Surrender Plan of up to 10% of the Contract Value each Contract Year . (See "Amounts Not Subject to Surrender Charge," page 31.)

You may discontinue participation in the Systematic Partial Surrender Plan at any time by sending us Written Notice.

Certain federal income tax consequences may apply to partial and systematic partial surrenders. You should consult your tax adviser before requesting a partial or systematic partial surrender. (See "Federal Tax Status," page 28.)

     Full Surrender. You may request a surrender of the Contract for its Cash Surrender Value at any time before the Annuitant's death and before the Maturity Date. The Cash Surrender Value will equal the Contract Value less:

o        any applicable surrender charge;
o        any indebtedness;
o        any premium taxes payable; and
o        any withholding taxes.

We will determine the Cash Surrender Value on the date we receive Written Notice of surrender and the Contract. We will pay the Cash Surrender Value in a lump sum unless you request payment under a payment option.

Subject to certain restrictions, we will not apply a surrender charge on up to 10% of the Contract Value when you surrender the Contract. (See "Amounts Not Subject to Surrender Charge," page 31.)

Certain federal income tax consequences may apply to a surrender of the Contract. You should consult your tax adviser before requesting a surrender. (See "Federal Tax Status," page 37.)

     Restrictions on Distributions from Certain Contracts. Certain restrictions apply to surrenders and partial surrenders from Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of:

o    elective contributions made in years beginning after December 31, 1988;

o    earnings on those contributions; and

o earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distributions of those amounts may only occur upon the:
o        death of the employee;
o        attainment of age 59 1/2;
o        separation from employment;
o        disability; or
o        financial hardship.

In  addition,   income  attributable  to  elective   contributions  may  not  be
distributed in the case of hardship.

Contract Termination

We may terminate the Contract and pay you the Cash Surrender Value if all of these events simultaneously exist prior to the Maturity Date:

o    you have not paid premiums for at least two years;

o    the Contract Value is less than $2,000; and

o total premiums paid under the Contract, less any partial surrenders, is less than $2,000.

We will mail a termination notice to you and to the holder of any assignment of record at least six months before we terminate the Contract. We have the right to automatically terminate the Contract on the date specified in the notice, unless we receive an additional premium payment before the termination date specified or the Contract Value has increased to the amount required. This additional premium payment must be for at least the required minimum amount.

Contract Loans

If your Contract is a 403(b) (TSA) Qualified Contract, you have the option of taking a Contract loan at any time after the first Contract Year. You may obtain a loan by submitting Written Notice. The only security we require is an assignment of the Contract to us. We allow only one loan per Contract Year.

We will show the current loan amount and any withdrawals for unpaid interest on your annual report.

     Amount of Loan Available. You may borrow up to the lesser of:

(1) $50,000, reduced by the excess (if any) of the highest outstanding loan balance during the 1-year period ending on the day before the loan is made over the outstanding loan balance on the day loan is made;

(2)  the greater of 50% of the Cash Surrender  Value of the Contract or $10,000;
     or

(3) the Cash Surrender Value less any outstanding loans, determined as of the date of the loan.

At any time you make a new loan, the sum of all prior loans, loan interest outstanding, and the current loan applied for, may not exceed the applicable limit described above. Each loan must be at least $2,500.

     Loan Account. When you make a loan, we will withdraw an amount equal to the loan from the Fixed Account and Variable Account and transfer this amount to the loan account. The loan account is part of the Fixed Account. If you do not specify allocation instructions in your loan application, we will withdraw the loan pro rata from all Subaccounts having values and from the Fixed Account. Amounts transferred to the loan account do not participate in the investment experience of the Fixed Account and the Subaccounts from which they were withdrawn.

     Interest Credited on Loaned Amount. We will pay interest on amounts in the loan account at the minimum guaranteed effective annual interest rate of 3.0% per year. We may apply different interest rates to the loan account than the Fixed Account. Any interest we credit on loaned amounts will remain in the Fixed Account.

     Loan Interest Charged. On each contract anniversary, we will charge accrued interest on a Contract loan at the maximum rate of 8% per year. We may establish a lower rate for any period during which the Contract loan is outstanding. Interest is payable at the end of each Contract Year and on the date the loan is repaid.

If we do not receive the loan interest payment by the contract anniversary, we will transfer the accrued loan interest from the Fixed Account and Subaccounts to the loan account on a pro rata basis.

     Repayment of Loan. You must specifically identify any loan repayment as such in order to ensure that it will be applied correctly. Each loan repayment will result in a transfer of an amount equal to the loan repayment from the loan account to the Fixed Account and/or Subaccounts. We will use your current premium allocation schedule to allocate the loan repayment, unless you provide specific instructions to allocate the loan repayment differently. Each loan repayment must be at least $25.


You must repay principal and interest in substantially equal monthly payments over a five-year period. You are allowed a 31-day grace period from the installment due date. If a monthly installment is not received within the 31-day grace period, federal tax laws require us to make a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any surrender charge. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Internal Revenue Code section 403(b).


     Indebtedness. Indebtedness means all unpaid Contract loans and loan interest. We will deduct any outstanding indebtedness from the Contract proceeds. We will terminate your Contract if your total indebtedness exceeds the Cash Surrender Value of the Contract.
We will mail notice to you at least 31 days before such termination.

     ERISA Plans. If your 403(b) (TSA) Qualified Contract is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), you should consult a qualified legal adviser about compliance with ERISA requirements prior to requesting a Contract loan.

Death Benefit Before Maturity Date

     Death of Annuitant. If the Annuitant dies before the Maturity Date, we will pay the death benefit under the Contract to the Beneficiary.

The death benefit is equal to the greater of:

o    the guaranteed death benefit less any indebtedness; or

o the Contract Value less any indebtedness on the date we receive proof of the Annuitant's death.

On the Contract Date, the guaranteed death benefit is equal to the initial premium payment. Thereafter, any subsequent premium payment increases the guaranteed minimum death benefit by the amount of the payment. Any partial surrender will decrease the guaranteed death benefit by the same percentage that the surrender decreases the Contract Value.

We will pay the proceeds to the Beneficiary in a lump sum unless you or the Beneficiary elect a payment option. If the Annuitant is the Owner, we are required to distribute the proceeds in accordance with the rules described below in "Death of Owner" for the death of an Owner before the Maturity Date.

No death benefit is payable if the Annuitant dies on or after the Maturity Date.

     Death of Owner. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that we distribute the Contract Value (or if an Owner is the Annuitant, the proceeds payable upon the Annuitant's death) to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, we must distribute any remaining payments at least as rapidly as under the payment option in effect on the date of such Owner's death.

These distribution requirements will be considered satisfied as to any portion payable to the benefit of the Beneficiary if:

o the proceeds are distributed over the life of that Beneficiary (or a period not exceeding the Beneficiary's life expectancy);

o    the distributions begin within one year of the Owner's death; and

o    the Beneficiary is a person.

If the deceased Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint Owners, the surviving joint Owner will be the Beneficiary, unless otherwise specified in the application. Joint Owners must be husband and wife as of the Contract Date.

If an Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as an Owner for purposes of these distribution requirements. Any change in or death of the Annuitant will be treated as the death of an Owner.

If the Beneficiary wants to leave the Contract in force and the death benefit due to the Beneficiary is greater than the Contract Value, we will increase the Contract Value to equal the death benefit. We will base this increase on the Contract Value on the date we are notified of the death of the Owner.

Other rules may apply to a Qualified Contract.

Proceeds on Maturity Date

The Maturity Date is the latest date when proceeds under the Contract are payable. The proceeds available on the Maturity Date vary depending upon how you elect to receive the proceeds:


o we will apply the Contract Value (less any indebtedness and any applicable premium taxes) if you elect to receive the proceeds under a Life Payment Option; and
o we will apply the Cash Surrender Value (less any applicable premium taxes) if you elect to receive the proceeds as a lump sum payment or as a Non-Life Payment Option.


You select the Maturity Date, subject to the following restrictions. The latest Maturity Date is the later of:

o        the contract anniversary following the Annuitant's 85th birthday; or
o        the tenth contract anniversary.

For Qualified Contracts, distributions may be required to begin at age 70 1/2. Certain states limit the maximum Maturity Date.

You may change the Maturity Date subject to these limitations:

o we must receive your Written Notice at least 30 days before the current Maturity Date;

o you must request a Maturity Date that is at least 30 days after receipt of the Written Notice; and

o the requested Maturity Date must be not later than any earlier Maturity Date required by law.

On the Maturity Date, we will apply the proceeds under the Life Annuity with Ten Year Certain Payment Option, unless you have chosen to receive the proceeds under another payment option or in a lump sum. (See "Payment Options," page 34.)

Payments


We will usually pay any partial surrender, full surrender, or death benefit within seven days of receipt of a Written Notice. We must also receive proof of death to pay a death benefit. We may postpone payments if:

o the New York Stock Exchange is closed, other than customary weekend and holiday closings or trading on

o    the exchange is restricted as determined by the SEC; or

o the SEC permits by an order the postponement for the protection of Contract Owners; or

o the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practical.


If you have made a recent premium or loan payment by check or draft, we may defer payment until such check or draft has been honored.


     Personal Growth Account. As described below, we will pay proceeds through Kansas City Life's Personal Growth Account. We place proceeds to be paid through the Personal Growth Account in our general account. The Personal Growth Account pays interest and provides check-writing privileges under which we reimburse the bank that pays the check out of the proceeds held in our general account. A Contract Owner or Beneficiary (whichever applicable) has immediate and full access to proceeds by writing a check on the account.

The Personal Growth Account is not a bank account and is not insured, nor guaranteed, by the FDIC or any other government agency.

We will pay proceeds through the Personal Growth Account when:
o        the proceeds are paid to an individual; and
o        the amount of proceeds is $5,000 or more.


Any other use of the Personal Growth Account requires our approval.

We have the right to defer payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive Written Notice for a partial surrender, full surrender, or transfer. If we do not make the payment within 30 days after we receive the documentation required to complete the transaction, we will add 3% interest to the amount paid from the date we receive documentation. Certain states may require that we pay interest on periods of delay less than 30 days and certain states may require us to pay an interest rate higher than 3% when we delay payment proceeds.

Modifications

We may modify the Contract, subject to providing notice to you. We may only make modification if it is necessary to:


o make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject;

o assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts (except that your consent may be required by some states);

o    reflect a change in the operation of the Variable Account; or

o    provide additional Variable Account and/or fixed accumulation options.


We also have the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Variable Account.


In the event of any such modification, we will issue an endorsement to the Contract (if required) which will reflect the changes.


Reports to Contract Owner

We will mail you a report containing key information about the Contract at least annually. The report will include the Contract Value and Cash Surrender Value of your Contract and any further information required by any applicable law or regulation. We will show the information in the report as of a date no more than two months prior to the date of mailing.

Telephone Authorizations

You may request a transfer of Contract Value, change in premium allocation, change in dollar cost averaging, change in portfolio rebalancing or Contract loan by telephone, provided you made the election at the time of application or provided proper authorization to us. We may suspend these telephone privileges at any time if we decide that such suspension is in the best interests of Contract Owners.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. The procedures we will follow for telephone privileges include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction and making a tape recording of the instructions given by telephone.

Contract Inquiries


Inquiries regarding a Contract may be made by writing to Kansas City Life at its Home Office, 3520 Broadway, P.O. Box 219364, Kansas City, Missouri 64121-9364.


THE FIXED ACCOUNT

You may allocate some or all of the premiums and transfer some or all of the Variable Account Value to the Fixed Account. You may also make transfers from the Fixed Account, but restrictions may apply. (See Transfers from Fixed Account, page 30.) The Fixed Account is part of our General Account and pays interest at declared rates guaranteed for each calendar year. We guarantee that this rate will be at least 3%. We guarantee the amount of premiums paid plus guaranteed interest and less applicable deductions.

Our general account supports our insurance and annuity obligations. Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

The Fixed Account is not under Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940 The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses may still apply.


Minimum Guaranteed and Current Interest Rates

We guarantee to credit the Fixed Account Value with a minimum 3% effective annual interest rate. We intend to credit the Fixed Account Value with current rates in excess of 3% minimum, but are not obligated to do so. Current interest rates are influenced by, but don't necessarily correspond to, prevailing general market interest rates. We will determine current rates in our discretion. You assume the risk that the interest we credit may not exceed the guaranteed rate. Since we anticipate changing the current interest rate from time to time, we will credit different allocations with different interest rates, based upon the date amounts are allocated to the Fixed Account. We may change the interest rate credited to allocations from premiums or new transfers at any time.
We will not change the interest rate more than once a year on amounts in the Fixed Account.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first-out ("LIFO") method. We may change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3%. We may also shorten the period for which the interest rate applies to less than a year (except for the year in which such amount is received or transferred).

Calculation of Fixed Account Value

Fixed Account Value is equal to:
o        amounts allocated or transferred to the Fixed Account; plus
o        interest credited; less
o        amounts deducted, transferred, or surrendered.

Transfers from Fixed Account

We allow one transfer each Contract Year from the Fixed Account. The amount transferred from the Fixed Account may not exceed 25% of the unloaned Fixed Account Value on the date of transfer (unless the balance after the transfer is less than $250, in which case we will transfer the entire amount.)

Delay of Payment

We have the right to delay payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive the request.


CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

     General. We do not deduct a charge for sales expense from premiums at the time you pay them. However, within certain time limits described below, we will deduct a surrender charge (contingent deferred sales charge) from the Contract Value when you surrender the contract, make a partial surrender, or if you elect a Non-Life Payment Option. The purpose of the surrender charge is to reimburse us for some of the expenses we incur in distributing the Contracts. If the surrender charges are not enough to cover sales expenses, we will bear the loss. If the amount of such charges proves more than enough, we will keep the excess. We do not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. We will make up any shortfall from our general assets, which may include amounts we derive from the mortality and expense risk charge.

     Charge for Partial Surrender or Surrender. If you take a partial surrender or surrender the Contract, the applicable surrender charge will be as follows:

                                      Contract Year in          Charge as
                                    Which Surrender            Percentage of
                                               Occurs        Amount Surrendered

                                                1                     7%
                                                2                     7
                                                3                     7
                                                4                     6
                                                5                     5
                                                6                     4
                                                7                     2
                                        8 and after                   0

We will not deduct a surrender charge if the surrender occurs after seven full Contract Years.

In no event will the total surrender charges we assess under a Contract exceed 8 1/2% of the total premiums paid.

If you surrender the Contract, we will deduct the surrender charge from the Contract Value in determining the Cash Surrender Value. For a partial surrender, we will deduct the surrender charge from the amount surrendered or from Contract Value remaining after the amount requested is surrendered, according to your instructions.

     Amounts Not Subject to Surrender Charge. Your first partial surrender during a Contract Year will not be subject to a surrender charge to the extent that the amount you surrender under the plan is not in excess of 10% of the Contract Value. We limit this 10% free partial surrender to the first partial surrender per Contract Year, even if the amount you surrender is less than 10% of the Contract Value. We will assess a surrender charge on any amounts surrendered in excess of 10% and any additional surrenders which occur after the first partial surrender in a Contract Year. The 10% free partial surrender is not cumulative from year to year.


If you make a full surrender of the Contract the surrender charge does not apply to 10% of the Contract Value provided you have not already received credit for the 10% free partial surrender during that Contract Year. If you have not already received the free 10% partial surrender in that Contract Year, then only 90% of the Contract Value is subject to a surrender charge upon a full surrender.


If you have elected to participate in the Systematic Partial Surrender Plan (see Systematic Partial Surrender Plan, page 24), your 10% free partial withdrawal may apply to payments under this plan as long as you have not already received your free partial withdrawal for that Contract Year. You are limited to one election of the Systematic Partial Surrender Plan per Contract Year without being subject to the surrender charge. (This limitation applies even if the amount surrendered during that Contract Year is less than 10% of the Contract Value.) In the Contract Year in which you elect to participate in the plan, we will calculate the 10% limitation based on the Contract Value at the time of election. In each subsequent Contract Year in which you continue to participate in the Plan, we will calculate the 10% limitation based on the Contract Value as of the beginning of that year. We will notify you if the total amount to be surrendered in a subsequent Contract Year will exceed 10% of the Contract Value as of the beginning of such Contract Year. Unless you instruct us to reduce the surrender amount for that year so that it does not exceed the 10% limit, we will continue to process surrenders for the designated amount. Once the amount of the surrender exceeds the 10% limit, we will deduct the applicable surrender charge from the remaining Contract Value. After the seventh Contract year, when the surrender charge reaches zero, we will no longer apply a surrender charge.

     Nursing Home Waiver. If you meet the requirements described below for the Nursing Home Waiver, we will pay out the full Contract Value without applying any surrender charges. In order to be eligible for this waiver:

o we must receive satisfactory proof that you are admitted to a licensed nursing home;

o the Contract Value must be paid out in equal amounts over at least a three-year period; and

o you must be confined for at least 90 days before we will waive the surrender charges .

This waiver may not be available in all states.

Transfer Processing Fee

The first six transfers during each Contract Year are free. We will assess a transfer processing fee for each additional transfer during such Contract Year. For the purpose of assessing the fee, we will consider each written or telephone request for a transfer to be one transfer, regardless of the number of accounts affected by the transfer. We will deduct the transfer processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

Administrative Charges

     Annual Administration Fee. At the beginning of each Contract Year we will deduct an annual administration fee of $30 (or less if required by applicable state law) from the Contract Value. The purpose of this fee is to reimburse us for administrative expenses relating to the Contract. We will waive this fee for Contracts with Contract Values of $50,000 or more at the beginning of the applicable Contract Year. We will deduct the charge from each Subaccount and the Fixed Account based on the proportion that the value in each account bears to the total Contract Value. This fee does not apply after the Maturity Date.

     Asset-Based Administration Charge. We will deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of .15%. The purpose of this charge is to reimburse us for costs associated with administration of the Contract amounts allocated to the Variable Account. This charge does not apply after the Maturity Date.

Mortality and Expense Risk Charge

We will deduct a daily mortality and expense risk charge from the assets of the Variable Account. This charge will be equal to an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risk). This translates to a daily rate of 0.0034247%. The purpose of this charge is to compensate us for assuming mortality and expense risks. This charge does not apply after the Maturity Date.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, we provide each payee with the assurance that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the annual administration fee, asset-based administration charge, and transfer processing fee may be insufficient to cover actual future expenses.

If the mortality and expense risk charge is not enough to cover the actual cost of the mortality and expense risks we undertake, we will bear the loss. If the amount of such charges proves more than enough, we will keep the excess and this amount will be available for any proper corporate purpose including financing of distribution expenses.

Premium Taxes

Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. Premium tax rates may change from time to time by legislative and other governmental action. In addition, other governmental units within a state may levy such taxes.

If premium taxes are applicable, we will deduct them upon surrender or when we apply the Contract proceeds to a payment option or a lump sum payment.

Reduced Charges for Eligible Groups

We may reduce the surrender charges and/or administration charges for Contracts issued to a class of associated individuals or to a trustee, employer or similar entity. We may reduce these charges if we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses. We will make any reductions in accordance with our rules in effect at the time of the application. The factors we will consider in determining the eligibility of a particular group and the level of the reduction are as follows:

o    nature of the association and its organizational framework;

o    method by which sales will be made to the members of the class;

o facility with which premiums will be collected from the associated individuals;

o    association's capabilities with respect to administrative tasks;

o    anticipated persistency of the Contract;

o    size of the class of associated individuals;

o    number of years the association has been in existence; and

o any other such circumstances which justify a reduction in sales or administrative expenses.

Any reduction will be reasonable, will apply uniformly to all prospective Contract purchases in the class and will not be unfairly discriminatory to the interests of any Contract holder.

Other Taxes

We do not currently assess a charge against the Variable Account for federal income taxes. We may make such a charge in the future if income or gains within the Variable Account result in any federal income tax liability to us. We may also deduct charges for other taxes attributable to the Variable Account.

Investment Advisory Fees and Other Expenses of the Funds

The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. These charges are not directly deducted from your Contract Value. See the prospectuses for the Funds for more information about the investment advisory fees and other expenses.

PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive proceeds payable under the Contract. Payment options are available for use with various types of proceeds, such as surrender, death or maturity. We summarize these payment options below. All of these options are forms of fixed-benefit annuities which don't vary with the investment performance of a separate account.

The Contract ends on the Maturity Date and we will pay the proceeds to the payee under the payment option selected. The amount we apply to the payment option will vary depending upon which payment option you select. If you elect a Life Payment Option (Options 4 and 5 described below), we will apply the full Contract Value to that option. If you elect a Non-Life Payment Option (Options 1, 2, and 3 described below) or you have elected to receive a lump sum payment, we will apply the Cash Surrender Value. If you have not filed an election of a payment option with us on the Maturity Date, we will pay the Contract proceeds as a life annuity with payments guaranteed for ten years.

You may also apply Contract proceeds under a payment option prior to the Maturity Date. If you elect a Life Payment Option we will apply the full Contract Value. If you elect a Non-Life Payment Option or a lump sum payment we will apply the Cash Surrender Value.

The Beneficiary may also apply a death benefit (upon the Annuitant's death) under a payment option.

We will deduct any premium tax applicable from proceeds at the time payments start. In order for us to pay proceeds under a payment option or a lump sum, the Contract must be surrendered.

We describe the payment options available below. The term "payee" means a person who is entitled to receive payment under that option.

If we have options or rates available on a more favorable basis than those guaranteed at the time a payment option is elected, the more favorable benefits will apply.

Election of Options

You may elect, revoke or change an option at any time before the Maturity Date while the Annuitant is living. If the payee is not the Owner, we must provide our consent for the election of a payment option. If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the Annuitant's death.

An election of a payment option and any revocation or change must be made by Written Notice. You may not elect an option if any periodic payment under the election would be less than $50. Subject to this condition, we will make payments annually or monthly at the end of such period.


Description of Options

     Option 1 - Interest Payments. We will make guaranteed interest payments to the payee annually or monthly as elected. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may pay additional interest annually. The proceeds and any unpaid interest may be withdrawn in full at any time.

     Option 2: Installments of a Specified Amount. We will make annual or monthly payments until the proceeds plus interest are fully paid. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

     Option 3: Installments for a Specified Period. We will pay the proceeds in equal annual or monthly payments for a specified number of years. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may also pay additional interest.
The present value of any unpaid installments may be withdrawn at any time.


     Option 4: Life Income. We will pay an income during the payee's lifetime. A minimum guaranteed payment period may be chosen. Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the proceeds applied.


     Option 5: Joint and Survivor Income. We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living. A minimum guaranteed payment period of ten years may be chosen.

YIELDS AND TOTAL RETURNS

Yields

From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.


Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds. The Funds' performance reflects the Funds' expenses. (See the prospectuses for the Funds.)


The yield of the Federated Prime Money Fund II Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Federated Prime Money Fund II Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Total Returns


     Standard Subaccount Average Annual Total Return. The average annual total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time, each beginning with a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which standard subaccount average annual total return quotations are provided. Standard subaccount average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     Adjusted Historic Portfolio Average Annual Total Returns. In addition to the standard version described above, other total return performance information computed on two different bases may be used in advertisements. For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts. Adjusted Historic Portfolio Average Annual Total Return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, we may from time to time disclose standard subaccount average annual total return in non-standard formats and cumulative total return for Contracts funded by Subaccounts.

We will only disclose other total returns if we also disclose the standard average annual total returns for the required periods. For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.


Benchmarks and Ratings

We are a member of the Insurance Marketplace Standards Association ("IMSA") and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), and the Variable Annuity Research Data Service ("VARDS") are independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS and Morningstar prepare risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. Performance data published by CDA/Weisenberger also may be used in advertisements and sales literature.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

FEDERAL TAX STATUS

Introduction

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Taxation of Non-Qualified Contracts

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract Value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

o    made on or after the taxpayer reaches age 59 1/2;

o    made on or after the death of an Owner;

o    attributable to the taxpayer's becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a tax adviser as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. All annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Sections 219 and 408 of the Code, permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

"Eligible  rollover  distributions"  from section  401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contact and do not intend the above discussion as tax advice.

DISTRIBUTION OF THE CONTRACTS

We will offer the Contracts to the public on a continuous basis and we do not anticipate discontinuing the offering of the Contracts. However, we have the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of Sunset Financial Services, Inc. ("Sunset Financial"), one of our wholly-owned subsidiaries, or of broker-dealers who have entered into written sales agreements with Sunset Financial. Sunset Financial was incorporated in the state of Washington on April 23, 1964 and the address is 3200 Capitol Blvd. South, Olympia, WA 98501-3396. Sunset Financial is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.


Sunset Financial acts as the Principal Underwriter, as defined in the 1940 Act, of the Contracts for the Variable Account pursuant to an Underwriting Agreement between Kansas City Life and Sunset Financial. Sunset Financial is not obligated to sell any specific number of Contracts. Sunset Financial's principal business address is P.O. Box 219365, Kansas City, Missouri 64121-9365. Sunset Financial will receive commissions of up to 4.2%. Additional amounts may be paid in certain circumstances. Underwriting commissions of the following amounts were paid to Sunset Financial for sale of the Contracts: $322,347 in 1996, $932,204 in 1997 and $1,623,593 in 1998. All commissions paid to Sunset Financial were paid out to Sunset Financial's registered representatives.


When policies are sold through other broker-dealers that have entered into selling agreements with Sunset Financial Services, the commission which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Kansas City Life's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. The broker-dealers will be compensated as provided in the selling agreements, and Sunset Financial Services, Inc. will reimburse Kansas City Life for such amounts and for certain other direct expenses in connection with marketing the Contracts through other broker-dealers.

LEGAL PROCEEDINGS

Kansas City Life and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Kansas City Life believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or Kansas City Life.

PREPARING FOR YEAR 2000

We are closely monitoring our ability and the ability of our primary vendors and business partners to successfully operate in the year 2000. We are assessing and taking steps to resolve potential problems in both our information technology systems and other systems. As of December 31, 1998 we were about 85% complete as far as addressing the information technology systems. Our other systems are, with one exception, year 2000 compliant. We will address the system that is not compliant during 1999. We are also actively monitoring the compliance programs of third parties with which we have business relationships and are developing contingency plans based on those assessments.

We expect to have contingency plans in place and internal systems year 2000 compliant by the end of 1999. We base this expectation on numerous assumptions of future events. We cannot be sure that these assumptions are accurate and actual results could differ from expected results.

COMPANY HOLIDAYS

We are closed on the following holidays: New Year's Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additional holidays in 1999 will be October 11, November 26, December 24 and December 31. We will recognize holidays that fall on a Saturday on the previous Friday. We will recognize holidays that fall on a Sunday on the following Monday.

FINANCIAL STATEMENTS

The following financial statements for Kansas City Life are included in the Statement of Additional Information:

o    balance sheets as of December 31, 1998 and 1997; and

o related statements of income, stockholders' equity and cash flows for each of the three years ended December 31, 1998.


The following reports for the Variable Account are included in the Statement of Additional Information:

o financial statements for the Variable Account for the year ended December 31, 1998; and

o related statement of operations and changes in net assets for the periods ended December 31, 1998, December 31, 1997 and December 31, 1996.


Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS.............................................
         The Contract......................................................
         Incontestability..................................................
         Misstatement of Age or Sex........................................
         Non-Participation.................................................
         Tax Status of the Contracts ......................................
CALCULATION OF YIELDS AND TOTAL RETURNS....................................
         Federated Prime Money Fund II Subaccount Yields...................
         Other Subaccount Yields...........................................
         Standard Subaccount Average Annual Total Returns..................
         Other Total Returns...............................................
         Effect of the Administration Fee on Performance Data..............
TERMINATION OF PARTICIPATION AGREEMENTS....................................
SAFEKEEPING OF ACCOUNT ASSETS..............................................
STATE REGULATION...........................................................
RECORDS AND REPORTS........................................................
LEGAL MATTERS..............................................................
EXPERTS
OTHER INFORMATION..........................................................
FINANCIAL STATEMENTS.......................................................

To order a copy of the Statement of Additional Information you must complete and mail the form below, or you may call (800) 616-3670 to order a copy.

To:   Kansas City Life Insurance Company
      Variable Administration Department
      P.O. Box 219364
      Kansas City, Missouri  64121-9364


Please mail a copy of the Statement of Additional Information for the Kansas City Life Variable Annuity Separate Account to:


Name:________________________________________________________________________

Address:_____________________________________________________________________
                                          Street
           City                    State                            Zip

Signature of Requestor:______________________________________________________

        Date:________________________________________________________________








                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION



                       Kansas City Life Insurance Company
                                  3520 Broadway


                                 P.O. Box 219364
                        Kansas City, Missouri 64121-9364


                                                            (800) 616-3670

                       Statement Of Additional Information
               Kansas City Life Variable Annuity Separate Account
         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") we offer. This Statement of
Additional Information is not a Prospectus and you should read it only in conjunction with the Prospectus for the Contract and the prospectuses for the Funds. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling Kansas City Life at the address or phone number shown above.


                    The date of this Statement of Additional
                          Information is May 3, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS



ADDITIONAL CONTRACT PROVISIONS..............................................

THE CONTRACT................................................................
INCONTESTABILITY............................................................
MISSTATEMENT OF AGE OR SEX..................................................
NON-PARTICIPATION...........................................................
TAX STATUS OF THE CONTRACTS.................................................

CALCULATION OF YIELDS AND TOTAL RETURNS.....................................

FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS.............................
OTHER SUBACCOUNT YIELDS.....................................................
AVERAGE ANNUAL TOTAL RETURNS................................................
EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA.................

TERMINATION OF PARTICIPATION AGREEMENTS.....................................


SAFEKEEPING OF ACCOUNT ASSETS...............................................


STATE REGULATION............................................................

RECORDS AND REPORTS.........................................................


LEGAL MATTERS...............................................................


EXPERTS.....................................................................


OTHER INFORMATION...........................................................


FINANCIAL STATEMENTS........................................................

                         ADDITIONAL CONTRACT PROVISIONS

The Contract

The  entire  Contract  is  made up of the  contract  and  the  application.  The statements made in the application are deemed representations and not warranties. We cannot use any statement to deny a claim or to void the Contract unless it is in the application and we attach a copy of the application to the Contract at issue.

Incontestability

We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date of the Contract.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, the amount that we will pay is the amount that the proceeds would have purchased at the correct age and sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% (compounded annually) will be a debt against the Contract. If you do not repay this amount, we will reduce future payments accordingly.

If an underpayment is made because of an error in age or sex, we will calculate any annuity payments at the correct age and sex and we will adjust future payments. We will pay the underpayment with interest at 3% (compounded annually) in a single sum.

Non-Participation

The Contract is not eligible for any dividends and will not participate in our surplus earnings.

Tax Status of the Contracts

         Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

         Diversification  Requirements.   The  Internal  Revenue  Code  ("Code")
requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that the Variable Account, through each Portfolio of the Funds, will satisfy these diversification requirements.

         Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contract does not give an Owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the separate account assets supporting the Contract.

         Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any
Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated
Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

Federated Prime Money Fund II Subaccount Yields

From time to time, advertisements and sales literature may quote the current annualized yield of the Federated Prime Money Fund II Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Federated Prime Money Fund II or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Federated Prime Money Fund II Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

1) net income from the Federated Prime Money Fund II attributable to the hypothetical account; and

2) charges and deductions imposed under the Contract which are attributable to the hypothetical account.

The charges and deductions include the per unit charges for the hypothetical account for:

1)       the annual administration fee,
2)       the asset-based administration charge, and
3)       the mortality and expense risk charge.

For purposes of calculating current yields for a Contract, an average per unit administrative fee is used based on the $30 annual administration fee deducted at the beginning of each Contract Year. Current Yield will be calculated according to the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

         Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one subaccount unit.


     ES = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV   = the unit value for the first day of the seven-day period.

                                      365/7
                    Effective Yield = (1 + ((NCS-ES)/UV)) - 1

         Where:  F

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one subaccount unit.

     ES = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV   = the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Federated Prime Money Subaccount will be lower than the yield for the Federated Prime Money Fund II.

The current and effective yields on amounts held in the Federated Prime Money Fund II Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Federated Prime Money Fund II Subaccount's actual yield is affected by:

     o    changes in interest rates on money market securities;

     o    average portfolio maturity of the Federated Prime Money Fund II;

     o the types and quality of portfolio securities held by the Federated Prime Money Fund II; and

     o    the Federated Prime Money Fund II's operating expenses.

Yields on amounts held in the Federated Prime Money Fund II Subaccount may also be presented for periods other than a seven-day period.

Other Subaccount Yields

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Federated Prime Money Fund II Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period that is assumed to be generated each period over a 12-month period.

The yield is computed by:

     1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by

     2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by

     3)   compounding that yield for a six-month period; and by

     4)   multiplying  that  result  by  two.   Expenses   attributable  to  the
          Subaccount  include  the  annual   administration   fee,   asset-based
          administration charge, and mortality and expense risk charge.

The yield calculation assumes an annual administration fee of $30 per year per Contract deducted at the beginning of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average annual administration fee per dollar of Contract value in the Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period.

The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 X (((NI - ES)/(U X UV)) + 1)6 - 1)

         Where:

     NI = net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

     ES   = expenses of the Subaccount for the 30-day or one-month period.

     U    = the average number of units outstanding.

     UV = the unit value at the close of the last day in the 30-day one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Funds' Portfolio.

The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Portfolio and its operating expenses.

Yield calculations do not take into account the surrender charge under the Contract equal to 2% to 7% of the amount surrendered during the first seven Contract years. Subject to certain restrictions, a surrender charge will not be imposed upon surrender or on the first partial surrender in any Contract year on an amount up to 10% of the Contract Value as of the beginning of the Contract Year.

Standard Subaccount Average Annual Total Returns

From time to time, sales literature or advertisements may also quote standard subaccount average annual total returns for the Subaccounts for various periods of time.

When a Subaccount has been in operation for one, five and 10 years, respectively, the standard subaccount average annual total return for these periods will be provided. Standard subaccount average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard subaccount average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication that will be stated in the communication.

We will calculate standard subaccount average annual total returns using Subaccount unit values which we calculate on each valuation day based on:

o        the performance of the Subaccount's underlying Portfolio;
o        the deductions for the annual administration fee;
o        asset-based administration charge; and
o        mortality and expense risk charge.

The calculation assumes that the annual administration fee is $30 per year per Contract deducted at the beginning of each Contract year. For purposes of calculating average annual total return, an average per dollar annual administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standard subaccount average annual total returns will therefore reflect a deduction of the surrender charge for any period less than eight years.

The total return will then be calculated according to the following formula:

     TR   = ((ERV/P)1/N) - 1

     Where:

     TR   =  the  standard   subaccount  average  annual  total  return  net  of
          Subaccount recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

The standard subaccount average annual total returns for the Subaccounts for the period of each Subaccount's operations during 1998 are presented below.

                Standard Subaccount Average Annual Total Returns


                                      One Year         Since
                                     Return From       Return to     Subaccount
Fund                                 1/1/1998 to       12/31/1998    Inception
Manager         Subaccount          12/31/1998                        Date

MFS           EMERGING GROWTH            23.90%          22.23%    Sept 6, 1995
              RESEARCH                   13.91%          18.40%    Sept 6, 1995
              TOTAL RETURN                3.72%          13.95%    Sept 6, 1995
              UTILITIES                   9.00%          20.57%    Sept 6, 1995
              GLOBAL GOV'T.              -0.41%           1.35%    Sept 6, 1995
              BOND                       -1.42%           3.50%    Sept 6, 1995

AMER. CENTURY VP CAPITAL APPRECIATION    -9.69%          -5.87%    Sept 6, 1995
              VP INCOME & GROWTH            NA              NA     May 1, 1999
              VP INTERNATIONAL            9.63%          13.65%    Sept 6, 1995
              VP VALUE                      NA              NA     May 1, 1999

FEDERATED     AMERICAN LEADERS FUND II    8.58%           20.42%    Sept 6, 1995
              HIGH INCOME BOND FUND II   -5.19%            7.38%    Sept 6, 1995
              PRIME MONEY FUND II        -3.15%            1.63%    Sept 6, 1995

DREYFUS       CAPITAL APPRECIATION       20.27%           21.77%    May 1, 1997
              SMALL CAPITALIZATION      -10.88%            5.26%    May 1, 1997
              STOCK INDEX                18.37%           24.10%    May 1, 1997
              SOCIALLY RESPONSIBLE          NA               NA     May 1, 1999

J.P. MORGAN   EQUITY PORTFOLIO              NA               NA     May 1, 1999
              SMALL COMPANY PORTFOLIO       NA               NA     May 1, 1999

TEMPLETON     INTERNATIONAL FUND CLASS 2    NA               NA     May 1, 1999

CALAMOS       CALAMOS CONVERTIBLE           NA               NA     May 1, 1999



Other Total Returns

     Adjusted Historic Portfolio Average Annual Total Return. From time to time, sales literature or advertisements may also quote total returns for periods prior to the date the Variable Account began operations. Such performance information will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Such Adjusted Historic Portfolio Average Annual Total Return information (including deduction of the surrender charge) is as follows:

                                                                         From
                                                                       Inception
                                                     For the    For the    of
                                                     1-Year     5-Year   Series
                                                     Period     Period    Fund
                                         Inception   Ended      Ended    Ended
                                         Date        12/31/98  12/21/98 12/13/98
             Portfolio

MFS           EMERGING GROWTH            July 25, 1995    23.90%    NA    22.64%
              RESEARCH                   July 28, 1995    13.91%    NA    18.21%
              TOTAL RETURN               Jan. 3, 1995      3.72%    NA    15.35%
              UTILITIES                  Jan. 3, 1995      9.00%    NA    21.82%
              GLOBAL GOV'T               June 14, 1994    -0.41%    NA     2.93%
              BOND                       Oct. 24, 1995    -1.42%    NA     3.50%

AMER.CENTURY  VP CAPITAL APPRECIATION    Nov. 20, 1987    -9.69%   0.66%   7.09%
              INCOME AND GROWTH          Nov.1, 1997      17.12%    NA    21.25%
              VP INTERNATIONAL           May 1, 1994       9.63%    NA     9.87%
              VP VALUE                   May 1, 1996      -3.25%    NA    11.48%

FEDERATED     AMERICAN LEADERS FUND II   Feb.10, 1994      8.58%    NA    18.40%
              HIGH INCOME BOND FUND      March 1, 1994    -5.19%    NA     6.86%
              PRIME MONEY FUND II        Nov.11, 1994     -3.15%    NA     2.23%

DREYFUS       CAPITAL APPRECIATION       April 5, 1993    20.27%  20.64%  19.03%
              SMALL CAPITALIZATION       Aug. 31, 1990   -10.88%  10.19%  35.27%
              STOCK INDEX                Sept. 29, 1989   18.37%  20.65%  15.42%
              SOCIALLY RESPONSIBLE       Oct. 1, 1993     19.48%    NA    20.26%
J.P. MORGAN   EQUITY PORTFOLIO           Jan. 3, 1995     13.84%    NA    22.80%
              SMALL COMPANY PORTFOLIO    Jan. 3, 1995    -12.79%    NA    13.69%
TEMPLETON     INTERNATIONAL FUND CLASS 2 May 1, 1992       0.00%    NA    12.03%

CALAMOS       CONVERTIBLE FUND           May 1, 1999        NA      NA       NA




From time to time, sales literature or advertisements may also quote Adjusted Historic Portfolio Average Annual Total Returns that do not reflect the surrender charge. These are calculated in exactly the same way as the Adjusted Historic Portfolio Average Annual Total Returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered.

Such Adjusted Historic Portfolio Average Annual Total Return information (not including deduction of the surrender charge) is as follows:



                                                                         From
                                                                       Inception
                                                     For the    For the    of
                                                     1-Year     5-Year   Series
                                                     Period     Period    Fund
                                         Inception   Ended      Ended    Ended
                                         Date        12/31/98  12/21/98 12/13/98

             Portfolio


MFS           EMERGING GROWTH            July 25,1995     32.23%    NA    24.64%
              RESEARCH                   July 28,1995     21.56%    NA    20.15%
              TOTAL RETURN               Jan. 3,1995      10.69%    NA    16.96%
              UTILITIES                  Jan. 3,1995      16.33%    NA    23.52%
              GLOBAL GOV'T               June 14,1994      6.29%    NA     3.96%
              BOND                       Oct. 24,1995      5.21%    NA     5.34%

AMER.CENTURY  VP CAPITAL APPRECIATION    Nov. 20,1997     -3.62%   1.59%   7.09%
              INCOME AND GROWTH          Nov.1,1997       25.00%    NA    28.20%
              VP INTERNATIONAL           May 1,1994       17.00%    NA    10.98%
              VP VALUE                   May 1,1996        3.26%    NA    14.24%

FEDERATED     AMERICAN LEADERS FUND II   Feb.10,1994      15.88%    NA    19.53%
              HIGH INCOME BOND FUND      March 1,1994      1.19%    NA     7.88%
              PRIME MONEY FUND II        Nov.11,1994       3.36%    NA     3.39%

DREYFUS       CAPITAL APPRECIATION       April 5,1993     28.35%  21.76%  19.79%
              SMALL CAPITALIZATION       Aug. 31,1990     -4.89%  11.21%  35.27%
              STOCK INDEX                Sept. 29,1989    26.33%  21.77%  15.42%
              SOCIALLY RESPONSIBLE       Oct. 1,1993      27.51%    NA    21.11%

J.P. MORGAN   EQUITY PORTFOLIO           3-Jan-95         21.49%    NA    24.52%
              SMALL COMPANY PORTFOLIO    Jan. 3,1995      -6.92%    NA    15.28%

TEMPLETON     INTERNATIONAL FUND         May 1,1992        0.00%    NA    12.33%
              CLASS 2

CALAMOS       CONVERTIBLE FUND           May 1,1999         NA      NA      NA

We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

     CTR  = (ERV/P) - 1

         Where:

     CTR = The cumulative total return net of Subaccount recurring charges for the period.

     ERV = The ending redeemable value of the hypothetical investment at the end of the period.

     P    = A hypothetical single payment of $1,000.

Effect of the Annual Administration Fee on Performance Data

The Contract provides for a $30 annual administration fee (waived for Contracts with a Contract Value of at least $50,000 at the beginning of the Contract Year) to be deducted annually at the beginning of each Contract Year, from the Subaccounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the annual administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                     TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sells their shares to the Variable Account contain provisions regarding termination. The following summarizes those provisions:

        MFS Variable  Insurance Trust. This agreement  provides for termination:
        (1) on six months' advance written notice by any party; (2) at Kansas City Life's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as reasonably determined by Kansas City Life; (3) at the option of the Fund or Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, upon institution of certain proceedings against Kansas City Life; (4) at Kansas City Life's option upon institution of certain enforcement proceedings against the Fund; (5) at the option of Kansas City Life, the Fund or MFS upon receipt of any necessary regulatory approvals and/or the vote of Contract Owners to substitute the shares of another investment company for shares of the Fund; (6) by the Fund or MFS upon written notice to Kansas City Life upon a determination that Kansas City Life has suffered a material adverse change in its business, operations, financial condition, or prospects; (7) by Kansas City Life upon written notice to the Fund and MFS upon a determination that the Fund or MFS has suffered a material adverse change in its business, operations, financial condition, or prospects; (8) at any party's option upon another party's material breach of any provision of the agreement; or (9) upon assignment of the agreement, unless made with the written consent of all parties.

        American Century Variable Portfolios, Inc. This agreement provides for termination: (1) on six months' advance written notice by any party; (2) at Kansas City Life's option if the Fund's shares are not available for any reason to meet the requirements of the Contracts; (3) at the option of either Kansas City Life, the Fund, or American Century Investment Management, Inc. upon institution of certain proceedings against any person marketing the Contracts, the Variable account, Kansas City Life, the Fund, or American Century Investment Management, Inc.; (4) upon termination of the advisory agreement between the Fund and American Century Investment Management, Inc.; (5) upon vote of Contract Owners to substitute the shares of another investment company for the shares of the Fund, or similar regulatory approval; (6) upon assignment of the agreement, unless made with written consent of all parties, (7) upon a determination that continuing to perform under the agreement would violate applicable federal or state law, rule, regulation, or judicial order; (8) at the option of Kansas City Life if the Fund fails to meet the requirements of applicable diversification requirements; (9) upon a determination that a party has experienced a material adverse change in its business operations or financial condition, or is the subject of substantial adverse publicity; or (10) as a result of any other breach by a non-affiliated party.

        Federated Insurance Series. This agreement provides for termination: (1) on 180 days advance written notice by any party; (2) at Kansas City Life's option if the Fund's shares are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or Federated Securities Corp., the Fund's distributor (the "Distributor") upon institution of certain proceedings against Kansas City Life or its agent; (4) at Kansas City Life's option upon institution of certain proceedings against the Fund or the Distributor; (5) upon vote of Contract Owners to substitute the shares of another investment company for the shares of the Fund, or similar regulatory approval; (6) in the event any of the Fund's shares are not registered, issued or sold in accordance with applicable law, or such law precludes the use of such shares to fund the Contracts; (7) by any party upon a determination by a majority of the Fund's trustees, or a majority of its disinterested trustees, that an irreconcilable conflict exists; (8) at the option of Kansas City Life if the Fund fails to meet the requirements of applicable diversification requirements; or (9) by any party upon another party's failure to cure a material breach of the agreement within 30 days after written notice thereof.


        Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. This agreement provides for termination as to any of the Funds: (1) on 180 days' advance written notice by any party; (2) at Kansas City Life's option if the Fund's shares are not available for any reason to meet the requirements of the Contracts; (3) at the option of the Fund or The Dreyfus Corporation upon institution of certain proceedings against Kansas City Life; (4) at Kansas City Life's option upon institution of certain enforcement proceedings against the Fund; (5) upon termination of the Investment Advisory Agreement between the Fund and The Dreyfus Corporation or its successors unless Kansas City Life specifically approves the selection of a new Fund investment adviser; (6) upon a determination that shares of the Fund or the variable products are not registered, issued or sold in conformity with federal or state laws or that Fund shares may no longer be used as an investment medium for variable products; (7) at the option of the Fund or The Dreyfus Corporation upon a determination that Kansas City Life has suffered a material adverse change in its business, operations, financial condition, or prospects; (8) at Kansas City Life's option a determination that the Fund or The Dreyfus Corporation has suffered a material adverse change in its business, operations, financial condition, or prospects; (9) at either party's option upon the other party's material breach of any provision of the Agreement and failure to remedy the breach within 30 days; or (10) upon assignment of the agreement, unless made with the written consent of all parties; (11) at the option of the Fund upon a determination by its Board in good faith that it is no longer advisable and in the best interests of shareholders of that Fund to continue to operate pursuant to this agreement; (12) at the option of the Fund if the Contracts cease to qualify as annuity contracts or life insurance policies, as applicable, under the Internal Revenue Code, or if the Fund reasonably believes that the Contracts may fail to qualify; or (13) if the Fund fails to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, or fails to manage and invest in a manner that complies with the requirements of Section 817(h) of the Internal Revenue Code.

       J.P. Morgan Series Trust II. This agreement provides for termination: (1) on 180 days' notice by any party; (2) by Kansas City Life if shares of any Series are not available to meet the requirements of the Contracts;
       (3) by Kansas City Life upon the institution of formal proceedings against the Fund by the SEC, NASD or any other regulatory body; (4) by the Fund, upon the institution of formal proceedings against Kansas City Life by the SEC, NASD, or any other regulatory body; (5) by the Fund upon determination that Kansas City Life has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity; (6) upon termination of the Investment Advisory Agreement between the Fund and its investment adviser or its successors unless Kansas City Life specifically approves the selection of the new Fund investment adviser; (7) upon a determination that the Fund's shares are not registered, issued or sold in accordance with applicable federal law or that Fund shares may no longer be used as an investment medium for Contracts; (8) by the Fund upon a determination by its Board in good faith that it is no longer advisable and in the best interests of shareholders of that Fund to continue to operate pursuant to this agreement; (9) by the Fund if the Contracts cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if the Fund reasonably believes that the Contracts may fail to so qualify; (10) by either party, upon the other party's failure to cure a breach of any material provision within 30 days after written notice thereof; (11) by the Fund, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law; (12) upon assignment of this agreement, unless made with the written consent of the non-assigning party; (13) by Kansas City Life upon a determination that the Fund has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity; (14) if the Fund fails to qualify as a regulated investment company under Subchapter M of the Code or fails to comply with the requirements of
       Section 817(h) of the Code.

       Templeton Variable Products Series Fund. This agreement provides for termination: (1) by any party with six months advance written notice; (2) of one, some or all of the Portfolios by any party by sixty (60) days advance written notice delivered to the other parties; (3) immediately in the event of its assignment, as that term is used in the 1940 Act; (4) immediately by either Templeton Variable Products Series Fund or Franklin Templeton Distributors, Inc. if Kansas City Life notifies Templeton
       Variable Products Series Fund or Franklin Templeton Distributors, Inc. that the exemption from registration under Section 3(c) of the 1940 Act no longer applies, or might not apply in the future, to the unregistered Accounts, or that the exemption from registration under Section 4(2) or Regulation D promulgated under the 1933 Act no longer applies or might not apply in the future, to interests under the unregistered Contracts;
       (5) immediately by either Templeton Variable Products Series Fund or Franklin Templeton Distributors, Inc. upon determination that Kansas City Life has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (6) immediately by either Templeton Variable Products Series Fund or Franklin Templeton Distributors, Inc. upon Kansas City Life's failure to cure any material breach of the agreement; (7) by Kansas City Life with respect to any Portfolio based upon Kansas City Life's determination that shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; (8) by Kansas City Life in the event that formal administrative proceedings are instituted against Templeton Variable Products Series Fund or Franklin Templeton Distributors, Inc. by the NASD, the SEC, or any state securities or insurance department or any other regulatory body; (9) by Kansas City Life in the event of formal substitution of shares of any Portfolio with the shares of any other investment company; (10) by Kansas City Life upon failure by Templeton Variable Products Series Fund or Franklin Templeton Distributors, Inc. to cure any material breach of this agreement.

       Calamos Advisors Trust. This agreement provides for termination: (1) on six months' advance written notice by any party; (2) by Kansas City Life if the Fund's shares are not available to meet the requirements of the Contracts; (3) by Kansas City Life upon a determination that shares of the Fund are not registered, issued or sold in accordance with applicable state and/or federal securities laws or such law precludes the use of such shares to fund the Contracts; (4) by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. upon institution of certain proceedings against Kansas City Life or any affiliate; (5) by Kansas City Life upon the institution of certain proceedings against the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc.; (6) by Kansas City Life in the event that the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. ceases to qualify or Kansas City Life reasonably believes it/they may fail to qualify as a regulated investment company under Subchapter M or fails to comply with Section 817(h) diversification requirements; (7) by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. if the Contracts fail to meet the qualifications specified in the agreement; (8) by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. if it is determined that Kansas City Life has suffered a material and adverse change in its business, operations, financial condition, insurance company rating or prospects or is the subject of material adverse publicity; (9) by Kansas City Life if it is determined that the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (10) by Kansas City Life (as one party) or by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. (as one party) upon the other party's material breach of any provision of this agreement upon 30 days written notice and opportunity to cure.


SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by an insurance company blanket bond issued by Fidelity and Deposit Company of Maryland to Kansas City Life in the amount of $5,000,000. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

We are subject to regulation and supervision by the Department of Insurance of the State of Missouri, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

We will retain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the Owner's last known address of record.

LEGAL MATTERS

All matters relating to Missouri law pertaining to the Contracts, including the validity of the Contracts and Kansas City Life's authority to issue the Contracts, have been passed upon by C. John Malacarne, General Counsel of Kansas City Life. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS


Ernst & Young LLP, independent auditors has audited the following reports included in this prospectus:

o consolidated balance sheets for Kansas City Life at December 31, 1998 and 1997;

o related consolidated statements of income, stockholders' equity and cash flows for the years ended December 31, 1998, 1997 and 1996;

o    financial statements of the Variable Account at December 31, 1998 and 1997.

The Independent Auditor's Report is also included in this Statement of Additional Information and is provided in reliance upon these reports.


OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS


The following financial statements for Kansas City Life are included in the Statement of Additional Information:

o    balance sheets as of December 31, 1998 and 1997; and

o related statements of income, stockholders' equity and cash flows for each of the three years ended December 31, 1998.

The following financial statements for the Variable Account are included in the Statement of Additional Information:

o financial statements for the Variable Account for the year ended December 31, 1998; and

o related statement of operations and changes in net assets for the periods ended December 31, 1998, December 31, 1997 and December 31, 1996.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.








CONSOLIDATED INCOME STATEMENT
(Thousands, except per share data)
                                             1998           1997         1996
REVENUE
Insurance revenues:
  Premiums:
    Life insurance                           $108 510     106 051      103 263
    Accident and health                        42 441      44 931       37 575
  Contract charges                            108 608      93 713       78 755
Investment revenues:
 Investment income, net                       198 181     193 696      186 743
  Realized investment gains, net               11 426      14 505        3 013
Other                                          14 671       9 998        9 768

     TOTAL REVENUES                           483 837     462 894      419 117

BENEFITS AND EXPENSES
Policy benefits:
  Death benefits                              107 355     100 037       87 940
  Surrenders of life insurance                 19 368      14 999       15 488
  Other benefits                               72 190      71 338       65 437
  Increase in benefit and contract reserves    84 427      86 804       85 614
Amortization of deferred acquisition costs     36 201      35 712       30 086
Insurance operating expenses                   96 347      91 381       75 227

     TOTAL BENEFITS AND EXPENSES              415 888     400 271      359 792

Income before Federal income taxes             67 949      62 623       59 325

Federal income taxes:
  Current                                      20 471      15 073       26 073
  Deferred                                     (1 034)      2 689       (9 063)

                                               19 437      17 762       17 010

NET INCOME                                   $ 48 512      44 861       42 315


Basic and diluted earnings per share            $7.83        7.25         6.84

See accompanying Notes to Consolidated Financial Statements.


CONSOLIDATED BALANCE SHEET
                                                           1998        1997
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at fair value (amortized cost $2,012,975,000;
     $1,952,741,000 - 1997)                             $2 094 362   2 004 516
    Held to maturity, at amortized cost (fair value $123,515,000;
     $151,495,000 - 1997)                                  115 504     145 661
   Equity securities available for sale, at fair value
     (cost $98,509,000; $107,034,000 - 1997)               100 749     114 986
  Mortgage loans on real estate, net                       315 705     270 054
  Real estate, net                                          43 840      36 764
  Real estate joint ventures                                39 388      43 347
  Policy loans                                             122 860     123 186
  Short-term                                                59 160      74 341
  Other                                                          -       7 500
     TOTAL INVESTMENTS                                   2 891 568   2 820 355
Cash                                                        16 763      50 927
Accrued investment income                                   42 515      42 385
Receivables, net                                            12 997      10 204
Property and equipment, net                                 22 436      23 628
Deferred acquisition costs                                 218 957     209 826
Value of purchased insurance in force                      104 331     108 458
Reinsurance assets                                         117 772      99 593
Other                                                        7 067      16 096
Separate account assets                                    143 008      57 980
                                                        $3 577 414   3 439 452

LIABILITIES AND STOCKHOLDERS' EQUITY Future policy benefits:
  Life insurance                                         $ 774 701     766 583
  Accident and health                                       47 641      37 155
Accumulated contract values                              1 731 262   1 755 133
Policy and contract claims                                  34 347      37 569
Other policyholders' funds:
  Dividend and coupon accumulations                         62 726      62 056
  Other                                                     75 033      68 861
Income taxes:
  Current                                                    4 582      16 113
  Deferred                                                  43 739      39 917
Other                                                       82 442      67 491
Separate account liabilities                               143 008      57 980
     TOTAL LIABILITIES                                   2 999 481   2 908 858
Stockholders' equity:
  Common stock, par value $2.50 per share
    Authorized 18,000,000 shares, issued 9,248,340 shares   23 121      23 121
  Paid in capital                                           17 633      16 256
  Retained earnings                                        581 074     543 715
  Accumulated other comprehensive income                    45 466      36 448
  Less treasury stock, at cost (3,043,947 shares;
    3,055,275 shares - 1997)                               (89 361)    (88 946)
TOTAL STOCKHOLDERS' EQUITY                                 577 933     530 594
                                                        $3 577 414   3 439 452

See accompanying Notes to Consolidated Financial Statements.


CONSOLIDATED STATEMENT OF
STOCKHOLDERS' EQUITY
                                                    1998       1997       1996

COMMON STOCK, beginning and end of year           $ 23 121    23 121    23 121

PAID IN CAPITAL:
  Beginning of year                                 16 256    14 761    13 039
  Excess of proceeds over cost of treasury stock sold1 377     1 495     1 722

  End of year                                       17 633    16 256    14 761

RETAINED EARNINGS:
  Beginning of year                                543 715   509 748   477 826
  Net income                                        48 512    44 861    42 315
  Other comprehensive income:
    Unrealized gains (losses) on securities         15 094    33 485   (26 777)
    Increase in unfunded pension liability          (6 076)        -         -
  Comprehensive income                              57 530    78 346    15 538
  Transfer other comprehensive (income) loss to
     accumulated other comprehensive income         (9 018)  (33 485)   26 777
  Stockholder dividends of $1.80 per share
     ($1.76 - 1997 and $1.68 - 1996)               (11 153)  (10 894)  (10 393)

  End of year                                      581 074   543 715   509 748

ACCUMULATED OTHER COMPREHENSIVE INCOME:
  Beginning of year                                 36 448     2 963    29 740
  Other comprehensive income (loss)                  9 018    33 485   (26 777)

  End of year                                       45 466    36 448     2 963

TREASURY STOCK, at cost:
  Beginning of year                                (88 946)  (87 729)  (86 599)
  Cost of 12,320 shares acquired
    (20,090 shares - 1997 and 27,876 shares - 1996) (1 063)   (1 440)   (1 501)
  Cost of 23,648 shares sold
    (23,686 shares - 1997 and 39,440 shares - 1996)    648       223       371

  End of year                                      (89 361)  (88 946)  (87 729)

    TOTAL STOCKHOLDERS' EQUITY                    $577 933   530 594   462 864

See accompanying Notes to Consolidated Financial Statements.


CONSOLIDATED STATEMENT OF CASH FLOWS


                                                     1998      1997      1996
OPERATING ACTIVITIES
Net income                                      $  48 512     44 861    42 315
Adjustments to reconcile net income to
  net cash from operating activities:
    Amortization of investment premium (discount),
    net                                             2 398     (1 290)   (4 071)
    Depreciation                                    5 153      5 379     4 995
    Policy acquisition costs capitalized          (46 011)   (42 170)  (38 639)
    Amortization of deferred acquisition costs     36 201     35 712    30 086
    Realized investment gains                     (11 426)   (14 505)   (3 013)
    Changes in assets and liabilities:
     Future policy benefits                        25 855     16 227    15 831
     Accumulated contract values                  (12 264)    (9 933)    3 183
     Other policy liabilities                       6 842      7 137     5 294
     Income taxes payable and deferred            (11 399)     4 768    (8 322)
    Other, net                                       (718)    (3 685)    5 886

    NET CASH PROVIDED                              43 143     42 501    53 545

INVESTING ACTIVITIES
Purchases of available for sale investments:
  Fixed maturities                               (644 087)  (855 980) (431 916)
  Equity securities                               (28 047)   (69 434)  (18 071)
Sales of fixed maturities available for sale      372 930    503 351   140 372
Maturities and principal paydowns
  of security investments:
    Fixed maturities available for sale           216 247    163 867   131 545
     Fixed maturities held to maturity             30 453    106 188    79 017
    Equity securities available for sale           28 043     31 473     8 899
Purchases of other investments                    (78 298)  (152 045)  (46 021)
Sales, maturities and principal
  paydowns of other investments                    60 500     67 295    64 833
Acquisitions and dispositions of insurance
  blocks - net cash received (paid)               (13 250)   213 092         -

    NET CASH PROVIDED (USED)                      (55 509)     7 807   (71 342)

FINANCING ACTIVITIES
Proceeds from borrowings                            1 100    245 050     1 650
Repayment of borrowings                            (1 100)  (245 050)   (1 650)
Policyowner contract deposits                     175 421    169 699   164 677
Withdrawals of policyowner contract deposits     (187 028)  (163 041) (142 114)
Cash dividends to stockholders                    (11 153)   (10 894)  (10 393)
Disposition of treasury stock, net                    962        278       592

    NET CASH PROVIDED (USED)                      (21 798)    (3 958)   12 762

Increase (decrease) in cash                       (34 164)    46 350    (5 035)
Cash at beginning of year                          50 927      4 577     9 612

    CASH AT END OF YEAR                        $   16 763     50 927     4 577


See accompanying Notes to Consolidated Financial Statements.


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in tables are generally stated in thousands, except per share data)

SIGNIFICANT ACCOUNTING POLICIES

Organization
Kansas City Life Insurance Company is a Missouri domiciled stock life insurance company which, with its affiliates, is licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual insurance, annuity and group products distributed through numerous general agencies. In recent years, the Company's new business activities have been concentrated in interest sensitive and variable products.

Basis of Presentation
The accompanying consolidated financial statements have been prepared on the basis of generally accepted accounting principles (GAAP) and include the accounts of Kansas City Life Insurance Company and its subsidiaries, principally Sunset Life Insurance Company of America (Sunset Life) and Old American Insurance Company (Old American). Significant intercompany transactions have been eliminated in consolidation. Certain reclassifications have been made to prior year results to conform with the current year's presentation. GAAP requires management to make certain estimates and assumptions which affect amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Recognition of Revenues
Traditional life insurance products include whole life insurance, term life insurance and certain annuities. Premiums for these products are recognized as revenues when due. Accident and health insurance premiums are recognized as revenues over the terms of the policies. Revenues for universal life and flexible annuity products are amounts assessed against contract values for cost of insurance, policy administration and surrenders, as well as amortization of deferred front-end contract charges.

Future Policy Benefits
For traditional life insurance products, reserves have been computed by a net level premium method based upon estimates at the time of issue for investment yields, mortality and withdrawals. These estimates include provisions for experience less favorable than actually expected. Investment yield assumptions for new issues are graded down and range from 5.00 to 7.00 percent. Mortality assumptions are based on standard mortality tables. The 1965-70 Select and Ultimate Basic Table is used for business issued since 1977.

Reserves and claim liabilities for accident and health insurance include estimated unpaid claims and claims incurred but not reported. For traditional life and accident and health insurance, benefits and claims are charged to expense in the period incurred.

Liabilities for universal life and flexible annuity products represent accumulated contract values, without reduction for potential surrender charges, and deferred front-end contract charges which are amortized over the term of the policies. Benefits and claims are charged to expense in the period incurred net of related accumulated contract values. Interest on accumulated contract values is credited to contracts as earned. Crediting rates for universal life insurance and flexible annuity products ranged from 3.85 percent to 7.25 percent during 1998 (4.75 percent to 6.50 percent during 1997 and 4.75 percent to 6.75 percent during 1996).

Withdrawal assumptions for all products are based on corporate experience.

Policy Acquisition Costs
The costs of acquiring new business, principally commissions, certain policy issue and underwriting expenses and certain variable agency expenses, are deferred. For traditional life products, deferred acquisition costs are amortized in proportion to premium revenues over the premium-paying period of related policies, using assumptions consistent with those used in computing benefit reserves. Acquisition costs for universal life and flexible annuity products are amortized over a period not exceeding 30 years in proportion to estimated gross profits arising from interest spreads and mortality, expense and surrender charges expected to be realized over the term of the contracts.

Value of Purchased Insurance in Force
The value of purchased insurance in force arising from the acquisition of a life insurance subsidiary and, in 1997, the acquisition of a life insurance block of business is being amortized in proportion to projected future gross profits or premium revenues. This asset was increased $76,533,000 in 1997 for the acquisition of a life insurance block of business and $8,683,000 ($8,856,000 - 1997 and $5,030,000 - 1996) for accrual of interest and reduced $16,375,000 ($14,962,000 - 1997 and $6,082,000 - 1996) for amortization. The increase for accrual of interest was calculated using a 7.4 percent interest rate for the life insurance subsidiary and, on the acquired block, a 7.0 percent interest rate on the traditional life portion and a 5.4 percent rate on the interest sensitive portion. Through 1998, total accumulated accrual of interest and amortization equal $43,455,000 and $62,721,000, respectively. The percentage of the asset's current carrying amount which will be amortized in each of the next five years is 7.9 percent - 1999, 7.6 percent - 2000, 7.3 percent - 2001, 6.9 percent - 2002 and 6.3 percent - 2003.

Separate Accounts
These accounts arise from the sale of variable life insurance and annuity products. Their assets are legally segregated and are not subject to the claims which may arise from any other business of the Company. These assets are reported at fair value since the underlying investment risks are assumed by the policyholders. Therefore the related liabilities are recorded at amounts equal to the underlying assets. Investment income and gains or losses arising from separate accounts accrue directly to the policyholders and are, therefore, not included in investment earnings in the accompanying consolidated income statement. Revenues to the Company from separate accounts consist principally of contract maintenance charges, administrative fees and mortality and risk charges.

Participating Policies
Participating business at year end approximates 16 percent of the consolidated life insurance in force. The amount of dividends to be paid is determined annually by the Board of Directors. Provision has been made in the liability for future policy benefits to allocate amounts to participating policyholders on the basis of dividend scales contemplated at the time the policies were issued. Additional provisions have been made for policyholder dividends in excess of the original scale which have been declared by the Board of Directors.

Investments
Securities held to maturity and short-term investments are stated at cost adjusted for amortization of premium and accrual of discount. Securities available for sale are stated at fair value. Unrealized gains and losses on securities available for sale are reduced by deferred income taxes and related adjustments in deferred acquisition costs, and are included in accumulated other comprehensive income.

Mortgage loans are stated at cost adjusted for amortization of premium and accrual of discount less an allowance for possible losses. Foreclosed real estate is stated at fair value at the date of foreclosure (cost) or net realizable value, whichever is lower. Other real estate investments are carried at depreciated cost. Real estate joint ventures are valued at cost adjusted for the Company's equity in earnings since acquisition. Policy loans are carried at cost less payments received. Realized gains and losses on disposals of investments, determined by the specific identification method, are included in investment revenues.

Federal Income Taxes
Income taxes have been provided using the liability method. Under that method, deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

Income Per Share
Due to the Company's capital structure and lack of other potentially dilutive securities, there is no difference between basic and diluted earnings per common share for any of the years or periods reported. The weighted average number of shares outstanding during the year was 6,197,052 shares (6,190,793 shares - 1997 and 6,188,489 shares - 1996).

Statutory Information and
  Stockholder Dividends Restriction
The Company's earnings, unassigned surplus (retained earnings) and stockholders' equity, on the statutory basis used to report to regulatory authorities, follow.

                                          1998       1997      1996
Net gain (loss) from operations
    for the year                        $ 35 185   (21 214)    27 345

Net income (loss) for the year            36 152   (18 681)    25 574

Unassigned surplus
    at December 31                       257 853   246 717    284 417

Stockholders' equity
    at December 31                       209 246   197 147    234 570

The statutory loss reported in 1997 arose from the acquisition of a block of business as discussed in a following Note. In accordance with statutory accounting guidelines for coinsurance transactions, the acquisition reduced statutory earnings and stockholders' equity at the date of acquisition $51.4 million, the purchase price paid less related tax benefits.

Stockholder dividends may not exceed statutory unassigned surplus. Additionally, under Missouri law, the Company must have the prior approval of the Missouri Director of Insurance in order to pay a dividend exceeding the greater of statutory net gain from operations for the preceding year or 10 percent of statutory stockholders' equity at the end of the preceding year. The maximum payable in 1999 without prior approval is $35,185,000. The Company believes these statutory limitations impose no practical restrictions on its dividend payment plans.

The  Company  is  required  to  deposit a defined  amount of assets  with  state
regulatory  authorities.   Such  assets  had  an  aggregate  carrying  value  of
$18,000,000 ($36,000,000 - 1997 and $36,000,000 - 1996).

Comprehensive Income
As of January 1, 1998, the Company adopted Financial Accounting Standard No. 130, "Reporting Comprehensive Income." This standard governs the reporting and display of comprehensive income and its components; however, the adoption of this new standard had no impact on net income or stockholders' equity. Standard No. 130 requires unrealized gains or losses on securities available for sale and unfunded pension liabilities, which prior to adoption were reported separately in stockholders' equity, to be included in other comprehensive income, as shown below. Prior year financial statements have been reclassified to conform to the requirements of this standard.

                                           Unrealized
                                             Gains on        Unfunded
                                          Available-for-      Pension
                                          Sale Securities    Liability    Total

1998:
Unrealized holding gains
  arising during the year                     $33 261                    33 261
Less:  Realized gains included
            in net income                       9 360                     9 360
Net unrealized gains                           23 901                    23 901
Increase in unfunded
  pension liability                                 -        (9 348)     (9 348)
Effect on deferred
  acquisition costs                              (680)                     (680)
Deferred income taxes                          (8 127)        3 272      (4 855)
Other comprehensive income                    $15 094        (6 076)      9 018

1997:
Unrealized holding gains
  arising during the year                     $63 486                    63 486
Less:  Realized gains included
            in net income                       8 318                     8 318
Net unrealized gains                           55 168                    55 168
Effect on deferred
  acquisition costs                            (3 652)                   (3 652)
Deferred income taxes                         (18 031)                  (18 031)
Other comprehensive income                    $33 485                    33 485


INVESTMENTS

Investment Revenues
Major categories of investment revenues are summarized as follows.

                                               1998         1997          1996
Investment income:
    Fixed maturities                         $154 213       154 393     150 421
    Equity securities                           6 583         7 288       5 503
    Mortgage loans                             26 024        23 984      23 127
    Real estate                                 9 587        10 350      13 237
    Policy loans                                8 098         7 296       6 372
    Short-term                                  4 832         3 612       2 353
    Other                                       3 948         3 132       2 222
                                              213 285       210 055     203 235
Less investment expenses                      (15 104)      (16 359)    (16 492)

                                             $198 181       193 696     186 743


                                               1998          1997         1996

Realized gains (losses):
    Fixed maturities                        $   8 052         4 778      (1 862)
    Equity securities                           1 360         3 702         961
    Mortgage loans                                  -             -       2 000
    Real estate                                 2 014         6 025       1 894
    Other                                           -             -          20
                                            $  11 426        14 505       3 013

Unrealized Gains and Losses
Unrealized gains (losses) on the Company's securities follow.

                                               1998          1997         1996

Available for sale:
  End of year                               $  83 627        59 726       4 558
  Effect on deferred
    acquisition costs                         (4 332)        (3 652)          -
  Deferred income taxes                      (27 753)       (19 626)     (1 595)

                                            $ 51 542         36 448       2 963
  Increase (decrease) in net unrealized gains during the year:
      Fixed maturities                      $ 18 701         33 209     (26 216)
      Equity securities                       (3 607)           276        (561)

                                            $ 15 094         33 485     (26 777)
Held to maturity:
  End of year                               $  8 011          5 834       7 609

  Increase (decrease) in
    net unrealized gains
    during the year                         $  2 177         (1 775)    (11 908)

Securities

The amortized cost and fair value of investments in securities at December 31, 1998, follow.


                                          Gross
                          Amortized     Unrealized       Fair
                             Cost     Gains   Losses     Value
Available for sale:
U.S.government bonds     $   45 079    1 747     381     46 445
Public utility bonds        294 016   15 850   1 946    307 920
Corporate bonds           1 321 368   66 176  13 151  1 374 393
Mortgage-backed bonds       278 657   10 942     618    288 981
Other bonds                  70 224    3 216     441     72 999
Redeemable preferred
  stocks                      3 631      121     128      3 624

Total fixed maturities    2 012 975   98 052  16 665  2 094 362
Equity securities            98 509    6 184   3 944    100 749

                         $2 111 484  104 236  20 609  2 195 111

Held to maturity:
Public utility bonds     $   25 325    1 934       7     27 252
Corporate bonds              87 302    6 267     511     93 058
Other bonds                   2 877      328       -      3 205

                            115 504    8 529     518    123 515

                         $2 226 988  112 765  21 127  2 318 626


The amortized cost and fair value of investments in securities at December 31, 1997, follow.


                                         Gross
                        Amortized      Unrealized        Fair
                        Cost           Gains   Losses    Value
Available for sale:
U.S. government bonds    $  135 182    3 166    297    138 051
Public utility bonds        281 781    6 956    662    288 075
Corporate bonds           1 130 938   34 827  3 315  1 162 450
Mortgage-backed bonds       315 621    9 416    375    324 662
Other bonds                  81 469    2 260    425     83 304
Redeemable preferred
  stocks                      7 750      261     38      7 974

Total fixed maturities    1 952 741   56 886  5 112  2 004 516
Equity securities           107 034    8 709    757    114 986

                          2 059 775   65 595  5 869  2 119 502

Held to maturity:
Public utility bonds     $   50 291    2 494     56     52 729
Corporate bonds              92 350    3 727    641     95 436
Other bonds                   3 020      310      -      3 330

                            145 661    6 531    697    151 495

                         $2 205 436   72 126  6 566  2 270 997


The Company holds one non-income producing fixed maturity with a par value of $5,000,000.

The distribution of the fixed maturity securities' contractual maturities at December 31, 1998, follows. However, expected maturities may differ from these contractual maturities since borrowers may have the right to call or prepay obligations.

                                                    Amortized         Fair
                                                       Cost          Value
Available for sale:
Due in one year or less                              $   63 900      64 657
Due after one year through five years                   450 887     461 883
Due after five years through ten years                  471 322     487 598
Due after ten years                                     748 209     791 243
Mortgage-backed bonds                                   278 657     288 981

                                                     $2 012 975   2 094 362

Held to maturity:
Due in one year or less                              $    8 528       8 700
Due after one year through five years                    50 820      53 615
Due after five years through ten years                   36 202      39 556
Due after ten years                                      19 954      21 644

                                                     $  115 504     123 515

Sales of investments in securities available for sale, excluding normal maturities and calls, follow.

                                               1998       1997      1996

Proceeds                                    $422 241    509 502    141 335
Gross realized gains                          12 512     11 597      1 400
Gross realized losses                          5 234      2 349      1 420


At December 31, 1998, the Company did not hold securities of any corporation and its affiliates which exceeded 10 percent of stockholders' equity.

Kansas City Life employs no derivative financial instruments.

The Company maintains a $60 million bank line of credit which may be used to support investment strategies. This line is unused at December 31, 1998, and will expire in April 1999.

Mortgage Loans
The Company  holds  non-income  producing  mortgage  loans  equaling  $1,004,000
($327,000 - 1997). Mortgage loans are carried net of a valuation reserve of $8,500,000 ($8,500,000 - 1997).

At  December  31,  1998  and  1997,   the  mortgage   portfolio  is  diversified
geographically and by property type as follows.

                                           1998                      1997
                                    Carrying    Fair         Carrying    Fair
                                    Amount      Value        Amount      Value
Geographic region:
  East north central             $ 31 068      32 373         26 937    27 421
  Mountain                         67 530      71 397         64 602    66 321
  Pacific                         106 982     112 461         91 963    94 366
  West south central               33 044      34 813         32 997    33 961
  West north central               69 594      73 157         55 320    56 485
  Other                            15 987      16 718          6 735     7 017
  Valuation reserve                (8 500)     (8 500)        (8 500)   (8 500)
                                 $315 705     332 419        270 054   277 071
 Property type:
   Industrial                    $209 752     220 474        170 199   174 278
   Retail                          22 847      24 301         29 532    30 531
   Office                          74 633      78 291         58 658    60 267
   Other                           16 973      17 853         20 165    20 495
   Valuation reserve               (8 500)     (8 500)        (8 500)   (8 500)
                                 $315 705     332 419        270 054   277 071

As of December 31, 1998, the Company has commitments which expire in 1999 to originate mortgage loans of $13,982,000.

Mortgage loans foreclosed upon and transferred to real estate investments during the year equaled $1,181,000 ($3,189,000 - 1997 and $2,977,000 - 1996).

Mortgage loans acquired in the sale of real estate assets during the year totaled $2,025,000 ($4,299,000 - 1997 and $6,579,000 - 1996).

Real Estate
Detail concerning the Company's real estate investments follows.


                                                  1998            1997
Penntower office building, at cost:
    Land                                        $  1 106         1 106
    Building                                      18 244        18 068
    Less accumulated depreciation                (10 340)       (9 809)
Foreclosed real estate, at lower of
    cost or net realizable value                  10 946        13 362
Other investment properties, at cost:
    Land                                           4 493         3 214
    Buildings                                     32 848        24 216
    Less accumulated depreciation                (13 457)      (13 393)

                                                $ 43 840        36 764

Investment real estate, other than foreclosed properties, is depreciated on a straight-line basis. Penntower office building is depreciated over 60 years and all other properties from 10 to 35 years. Foreclosed real estate is carried net of a valuation allowance of $2,877,000 ($3,686,000 - 1997) to reflect net realizable value.

The Company held non-income  producing real estate equaling $6,099,000 ($820,000
- 1997).


PROPERTY AND EQUIPMENT

                                                  1998       1997

Land                                          $  1 029       1 029
Home office buildings                           22 995      23 149
Furniture and equipment                         30 238      27 502

                                                54 262      51 680
Less accumulated depreciation                  (31 826)    (28 052)

                                               $22 436      23 628

Property  and   equipment  are  stated  at  cost  and   depreciated   using  the
straight-line method. Home office buildings are depreciated over 25 to 50 years and furniture and equipment over 3 to 10 years, their estimated useful lives.


PENSIONS AND OTHER
POSTRETIREMENT BENEFITS

The Company has pension and other postretirement benefit plans covering substantially all its employees. The defined benefits pension plan covers employees who were age 55 or over with at least 15 years of vested service at December 31, 1997. This plan's benefits are based on years of service and the employee's compensation during the last five years of employment. All other employees have a cash balance account consisting of credits to the account based upon an employee's years of service and compensation, and interest credits of
7.00 percent for 1998. As disclosed in the tables at right, the amendment to change the plan to a cash balance plan in 1998 decreased the projected benefit obligation $10,038,000. The postretirement medical plans for the employees, full-time agents, and their dependents are contributory with contributions adjusted annually. The Company pays these medical costs as incurred and the plan incorporates cost-sharing features. The postretirement life insurance plan is noncontributory with level annual payments over the participants' expected service periods. The plan covers only those employees with at least one year of service as of December 31, 1997. The benefits in this plan are frozen using the employees' years of service and compensation as of December 31, 1997. The tables at right outline the plans' funded status and their impact on the Company's financial statements.

                                           Pension Benefits       Other Benefits
                                          1998      1997         1998      1997

Accumulated benefit obligation          $107 488   102 846        -          -

Change in plan assets:
Fair value of plan assets at
  beginning of year                     $ 95 899    85 241      1 634    1 501
Return on plan assets                     10 988     9 752         86       83
Company contributions                      3 000     4 967          -      104
Benefits paid                             (7 018)   (4 061)      (106)     (54)

Fair value of plan assets at end of year$102 869    95 899      1 614    1 634

Change in projected benefit obligation:
Benefit obligation at beginning of year $119 651   100 572     15 485   13 379
Service cost                               2 746     3 150        615      560
Interest cost                              7 650     7 823      1 193    1 014
Plan amendments                          (10 038)        -          -        -
Net loss from past experience                637    12 276      1 991    1 083
Benefits paid                            (10 099)   (4 170)      (476)    (551)

  Benefit obligation at end of year     $110 547   119 651     18 808   15 485

Plan underfunding                       $ (7 678)  (23 752)   (17 194) (13 851)
Unrecognized net loss                     22 488    25 452      3 653    1 734
Unrecognized prior service cost           (9 257)       12          -        -
Unrecognized net transition asset           (824)   (1 030)         -        -

  Prepaid (accrued) benefit cost        $  4 729       682    (13 541) (12 117)

Amounts recognized in the consolidated balance sheet:
Prepaid (accrued) benefit cost          $  4 729       682    (13 541) (12 117)
Minimum pension liability                 (9 348)        -          -        -

  Net amount recognized                 $ (4 619)      682    (13 541) (12 117)

Weighted average assumptions:
Discount rate                               7.00%     7.25       7.00     7.25
Expected return on plan assets              9.00      9.00       5.50     5.50
Rate of compensation increase               4.50      4.50          -        -



The assumed growth rate of health care costs has a significant effect on the amounts reported as the table below demonstrates.

                                               One Percentage Point
                                             Change in the Growth Rate
                                              Increase        Decrease

Service and interest cost components           $  401       (326)
Postretirement benefit obligation               3 172     (2 684)


The components of the net periodic benefits cost follow.
                                   Pension Benefits           Other Benefits
                                   1998    1997    1996     1998    1997   1996

Service cost                  $    2 746   3 150   3 369     615     560    536
Interest cost                      7 650   7 823   6 647   1 194   1 014    869
Expected return on plan assets    (8 539) (7 776) (7 557)    (90)    (85)   (75)
Amortization of:
  Unrecognized net (gain) loss     1 152     582     263      76      (5)     -
  Unrecognized prior service cost   (769)      2       2       -       -      -
  Unrecognized net transition asset (206)   (206)   (206)      -       -      -

Net periodic benefits cost       $ 2 034   3 575   2 518   1 795   1 484  1 330


Non-contributory defined contribution retirement plans for general agents and eligible sales agents provide supplemental payments based upon earned agency first-year individual life and annuity commissions. Contributions to these plans were $134,000 ($133,000 - 1997 and $174,000 - 1996). A non-contributory deferred compensation plan for eligible agents based upon earned first-year commissions is also offered. Contributions to this plan were $724,000 ($265,000 - 1997 and $318,000 - 1996).

Savings plans for eligible employees and agents match employee contributions up to 6 percent of salary and agent contributions up to 2.5 percent of prior year paid commissions. Contributions to the plan were $1,485,000 ($2,102,000 - 1997 and $2,082,000 - 1996). Effective in 1998, the Company may contribute an additional profit sharing amount up to 4 percent of salary depending upon corporate profits. No profit sharing contribution was made in 1998.

A non-contributory trusteed employee stock ownership plan covers substantially all salaried employees. The Company has made no contributions to this plan since 1992.


SEGMENT INFORMATION

                                  Kansas City Life       Sunset   Old
                                  Individual   Group    Life    American   Total
1998:
Revenues from external customers   $  112 898  52 537   28 794  80 001   274 230
Investment revenues                   151 045   1 146   32 040  13 950   198 181
Segment income (loss)                  27 918    (985)   8 954   5 198    41 085
Other significant noncash items:
  Increase in policy reserves          57 581     535   16 269  10 042    84 427
  Amortization of deferred
    acquisition costs                  16 861       -    8 323  11 017    36 201
  Amortization of the value of
    purchased insurance in force        4 660       -        -   2 925     7 585
Income tax expense                     12 997    (422)   4 314   2 548    19 437

Segment assets                      2 627 568  16 215  538 254 395 377 3 577 414
Expenditures for other long-lived assets2 658     259       97      69     3 083


1997:
Revenues from external customers   $   90 759  53 698   28 269  81 967   254 693
Investment revenues                   147 125   1 216   32 288  13 067   193 696
Segment income (loss)                  24 704    (493)   8 259   2 963    35 433
Other significant noncash items:
  Increase in policy reserves          55 924     202   16 768  13 910    86 804
  Amortization of deferred
    acquisition costs                  15 138       -    8 026  12 548    35 712
  Amortization of the value of
    purchased insurance in force        2 211       -        -   2 683     4 894
Income tax expense                     12 735    (212)   3 904   1 335    17 762

Segment assets                      2 533 546  16 828  517 423 371 655 3 439 452
Expenditures for other long-lived assets2 326     473       60      13     2 872


1996:
Revenues from external customers   $   77 861  42 547   27 260  81 693   229 361
Investment revenues                   141 333   1 215   32 483  11 712   186 743
Segment income (loss)                  25 330    (806)   9 440   6 395    40 359
Other significant noncash items:
  Increase in policy reserves          51 670     678   17 819  15 447    85 614
  Amortization of deferred
    acquisition costs                  14 618       -    6 292   9 176    30 086
  Amortization of the value of
    purchased insurance in force            -       -        -     946       946
Income tax expense                     10 330    (434)   3 903   3 211    17 010

Expenditures for other long-lived assets  175     148      171      33       527

Enterprise-Wide Disclosures
                                                       1998        1997    1996
Revenues from external customers by line of business:
  Variable life insurance and annuities             $  6 928     2 062       312
  Interest sensitive products                        101 680    91 651    78 443
  Traditional individual insurance products          103 171   101 332   100 298
  Group life and disability products                  47 780    49 650    40 540
  Group ASO services                                   4 716     4 048     2 007
  Other                                                9 955     5 950     7 761
      Total                                         $274 230   254 693   229 361


In 1998 the Company adopted Financial Accounting Standard No. 131, "Disclosures about Segments of an Enterprise and Related Information." Company operations have been classified and summarized into the four reportable segments at left. The segments, while generally classified along Company lines, are based upon distribution method, product portfolio and target market. The Parent Company was divided into two segments. The Kansas City Life-Individual segment consists of sales of variable life and annuities, interest sensitive products and traditional life insurance products by a career general agency sales force. The block acquired in 1997 is included in this segment. The Kansas City Life-Group segment consists of sales of group life and disability products and administrative services only (ASO) by the Company's career general agency sales force and appointed group agents. The Sunset Life segment consists of sales of interest sensitive and traditional products by personal producing general agents. The Old American segment markets whole life final expense products to seniors through a general agency sales force.

Separate investment portfolios are maintained for each of the companies. However, investments are allocated to the group segment based upon its cash flows and its investment revenue is modeled using the year of investment method. Operating expenses are allocated to the segments based upon internal cost studies which are consistent with industry cost methodologies. The totals at left agree to the consolidated financial statements. Intersegment revenues are not material and there is no interest expense. The Company operates solely in the United States and no individual customer accounts for 10 percent or more of the Company's revenue.

REINSURANCE

                                               1998       1997     1996

Life insurance in force (in millions):
    Direct                                  $ 23 261    22 800    22 121
    Ceded                                     (4 488)   (3 375)   (2 742)
    Assumed                                    3 380     3 796        28

        Net                                 $ 22 153    23 221    19 407

Premiums:
Life insurance:
    Direct                                  $128 584   128 491   127 150
    Ceded                                    (26 748)  (26 262)  (24 380)
    Assumed                                    6 674     3 822       493

        Net                                 $108 510   106 051   103 263

Accident and health:
    Direct                                  $ 54 022    55 022    48 694
    Ceded                                    (11 581)  (10 091)  (11 370)
    Assumed                                        -         -       251

        Net                                 $ 42 441    44 931    37 575


Contract charges arise generally from directly issued business. However contract charges also arise from a block of business assumed during 1997 as described below. Ceded benefit recoveries were $57,048,000 ($39,483,000 - 1997 and $37,829,000 - 1996).

Old American has two coinsurance agreements. One agreement reinsures certain whole life policies issued by Old American prior to December 1, 1986. As of December 31, 1998, these policies had a face value of $125,017,000. The reserve for future policy benefits ceded under this agreement was $49,041,000 ($51,003,000 - 1997). The other agreement, entered into in 1998, reinsures the home health care policies.

In 1997, the Company acquired a block of traditional life and universal life-type products. At December 31, 1998, the block had $3.4 billion of life insurance in force ($3.8 billion - 1997). During 1998, the block generated life insurance premiums of $6,656,000 ($3,096,000 - 1997).

The maximum retention on any one life is $350,000 for ordinary life plans and $100,000 for group coverage. A contingent liability exists with respect to reinsurance, which may become a liability of the Company in the unlikely event that the reinsurers should be unable to meet obligations assumed under reinsurance contracts.

FAIR VALUE OF
FINANCIAL INSTRUMENTS


The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. The fair values for securities are based on quoted market prices, where available. For those securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Fair values for mortgage loans are based upon discounted cash flow analyses using an interest rate assumption 2 percent above the comparable U.S. Treasury rate.

Fair values for the Company's liabilities under investment-type insurance contracts, included with accumulated contract values for flexible annuities and with other policyholder funds for supplementary contracts without life contingencies, are estimated to be their cash surrender values.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the financial instruments follow.

                                           1998                     1997
                                Carrying        Fair       Carrying      Fair
                                 Amount        Value        Amount       Value
Investments:
  Securities available
    for sale                   $2 195 111   2 195 111    2 119 502   2 119 502
  Securities held
    to maturity                   115 504     123 515      145 661     151 495
  Mortgage loans                  315 705     332 419      270 054     277 071
Liabilities:
  Individual and
    group annuities              $793 068     767 537      830 495     802 461
  Supplementary
    contracts without
    life contingencies             21 899      21 899       21 526      21 526

The Investments Note provides further details regarding the investments above.

FEDERAL INCOME TAXES

A reconciliation of the Federal income tax rate and the actual tax rate experienced is shown below.

                                                  1998      1997     1996

Federal income tax rate                             35 %    35      35
Special tax credits                                 (6)     (6)     (5)
Other permanent differences                          -      (1)     (1)

Actual income tax rate                              29 %    28      29


The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below.

                                                    1998          1997
Deferred tax assets:
  Future policy benefits                          $ 51 205       53 923
  Employee retirement benefits                      18 271       13 104
  Other                                              3 036        2 882
Gross deferred tax assets                           72 512       69 909

Deferred tax liabilities:
  Capitalization of policy acquisition
    costs, net of amortization                      42 487       40 844
  Basis differences between tax and
    GAAP accounting for investments                 35 104       28 080
  Property and equipment, net                        1 792        1 704
  Value of insurance in force                       36 070       36 551
  Other                                                798        2 647
Gross deferred tax liabilities                     116 251      109 826

  Net deferred tax liability                      $ 43 739       39 917

Federal income taxes paid for the year were $20,164,000 ($14,335,000 - 1997 and $25,332,000 - 1996).

Policyholders' surplus, which is frozen under the Deficit Reduction Act of 1984, is $40,500,000 for Kansas City Life, $2,800,000 for Sunset Life and $13,700,000 for Old American. The Companies do not plan to distribute their policyholders' surplus. Consequently, the possibility of such surplus becoming subject to tax is remote, and no provision has been made in the financial statements for taxes thereon. Should the balance in policyholders' surplus become taxable, the tax computed at current rates would approximate $20,000,000.

Income taxed on a current basis is accumulated in "shareholders' surplus" and can be distributed to stockholders without tax to the Company. At December 31, 1998, this shareholders' surplus was $373,841,000 for Kansas City Life, $80,914,000 for Sunset Life and $49,116,000 for Old American.

QUARTERLY CONSOLIDATED
   FINANCIAL DATA (unaudited)

                                  First       Second      Third       Fourth
1998:
Total revenues                  $117 651     124 846     125 706    115 634

Operating income                $  8 098      11 492      12 930      8 565
Realized gains, net                1 643       1 582       2 679      1 523

Net income                      $  9 741      13 074      15 609     10 088

Per common share:
  Operating income              $   1.31        1.85        2.09       1.38
  Realized gains, net                .26         .26         .43        .25

Net income                      $   1.57        2.11        2.52       1.63

1997:
Total revenues                  $108 379     108 836     124 932    120 747

Operating income                $ 10 299       8 548       7 639      8 946
Realized gains net                 1 835         957       4 119      2 517

Net income                      $ 12 134       9 505      11 758     11 463

Per common share:
  Operating income              $   1.66        1.39        1.23       1.44
  Realized gains net                 .30         .15         .67        .41

   Net income                   $   1.96        1.54        1.90       1.85


CONTINGENT LIABILITIES

The Company and certain of its subsidiaries are defendants in lawsuits involving claims and disputes with policyholders that may include claims seeking punitive damages. Some of these lawsuits arise in jurisdictions that permit punitive damages disproportionate to the actual damages alleged. Although no assurances can be given and no determinations can be made at this time as to the outcome of any particular lawsuit or proceeding, the Company and its subsidiaries believe that there are meritorious defenses for these claims and are defending them vigorously. Management believes that the amounts that would ultimately be paid, if any, would have no material effect on the Company's consolidated results of operations and financial position.

SUBSEQUENT EVENT

The Board authorized a two-for-one stock split in January 1999. However, the stock split must be approved by the stockholders at their annual meeting on April 22, 1999.


MANAGEMENT'S REPORT

To Our Stockholders

     Management prepared the preceding consolidated financial statements and all other financial information included in this Annual Report and is responsible for its integrity, consistency and objectivity. In preparing these statements, management necessarily made certain estimates and judgments and selected accounting principles in conformity with generally accepted accounting principles appropriate in the circumstances.
     The Company maintains a system of internal accounting controls and procedures to provide reasonable assurance, at an appropriate cost, that its assets are protected and that its financial transactions are properly authorized and recorded. Qualified personnel in the Company maintain and monitor these internal controls on an ongoing basis.
     The Audit Committee of the Board of Directors, composed solely of outside directors, meets annually and, as required, with the independent auditors, management and the internal auditors. Each has free and separate access to the committee. The committee reviews audit procedures, scope and findings, and the adequacy of the Company's financial reporting.
     The independent auditors, Ernst & Young LLP, are elected by the Board of Directors to audit the financial statements and render an opinion thereon.


                                                /s/Richard L. Finn
                                                Richard L. Finn
                                                Senior Vice President, Finance


REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholders of Kansas City Life Insurance Company

     We have audited the accompanying consolidated balance sheet of Kansas City Life Insurance Company (the Company) as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Kansas City Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.



                                             /s/Ernst & Young LLP
                                             Ernst & Young LLP

Kansas City, Missouri
January 25, 1999




                                KANSAS CITY LIFE
                                VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                              FINANCIAL STATEMENTS
                     Years ended December 31, 1998 and 1997

Kansas City Life Variable Annuity Separate Account
Statement of Net Assets
December 31, 1998
(in thousands)

Assets
Investments:
  Federated Securities - Federated Insurance Series:
    American Leaders Fund II - 585,432 shares at net asset
     value of $21.68 per share (cost $10,979,000)               $       12,692
    High Income Bond Fund II - 754,815 shares at net asset
     value of $10.92 per share (cost $8,102,000)                         8,243
    Prime Money Fund II - 8,198,869 shares at net asset
     value of $1.00 per share (cost $8,199,000)                          8,199

  Massachusetts Financial Services (MFS):
    Research Series - 737,611 shares at net asset value
     $19.05 per share (cost $11,207,000)                                14,052
    Emerging Growth Series - 703,943 shares at net asset
     value of $21.47 per share (cost $10,843,000)                       15,114
    Total Return Series - 456,674 shares at net asset value
     of $18.12 per share (cost $7,312,000)                               8,275
    Bond Series - 237,047 shares at net asset value of
     $11.38 per share (cost $2,564,000)                                  2,698
    World Governments Series - 32,369 shares at net asset
     value of $10.88 per share (cost $334,000)                             352
    Utilities Series - 447,579 shares at net asset value
     of $19.82 per share (cost $7,782,000)                               8,871

    American Century - (ACI) Variable Portfolios:
     VP Capital Appreciation - 199,484 shares at net asset
      value of $9.02 per share (cost $1,995,000)                         1,799
     VP International - 655,570 shares at net asset value
      of $7.62 per share (cost $4,452,000)                               4,995

    Dreyfus Corporation:
     Capital Appreciation Portfolio - 203,947 shares at net
      asset value of $36.11 per share (cost $6,313,000)                  7,365
     Small Cap Portfolio - 186,227 shares at net asset value
      of $53.91 per share (cost $10,537,000)                            10,039
     Stock Index Fund - 387,923 shares at net asset value
      of $32.52 per share (cost $11,365,000)                            12,615


        Total Assets                                           $       115,309


                 See accompanying Notes to Financial Statements


Kansas City Life Variable Annuity Separate Account
Statement of Net Assets
(Continued)


Net Assets

        Federated Securities - Federated Insurance Series:
                American Leaders Fund II                        $       12,692

                High Income Bond Fund II                                 8,243

                Prime Money Fund II                                      8,199

        Massachusetts Financial Services (MFS):
                Research Series                                         14,052

                Emerging Growth Series                                  15,114

                Total Return Series                                      8,275

                Bond Series                                              2,698

                World Governments Series                                   352

                Utilities Series                                         8,871

        American Century - (ACI) Variable Portfolios:
                VP Capital Appreciation                                  1,799

                VP International                                         4,995

        Dreyfus Corporation:
                Capital Appreciation Portfolio                           7,365

                Small Cap Portfolio                                     10,039

                Stock Index Fund                                        12,615


        Total Net Assets                                       $       115,309



                 See accompanying Notes to Financial Statements


Kansas City Life Variable Annuity Separate Account
Statement of Operations and Changes in Net Assets
Year ended December 31, 1998
(in thousands)


                       Federated Insurance Series           MFS Variable Insurance Trust     ACI Port-   Dreyfus Corporation
                                 High                                                        folios       Capital Small
                        American  Income  Prime           Emerging Total        World  Util-  VP          Apprec. Cap
                         Leaders   Bond   Money  Research Growth Return Bond  Gov'ts ities  Capital VP    Port-   Port- Stock
                         Fund II Fund II Fund II Series  Series Series  Series Series Series Apprec Int'l folio   folio Index Total


Investment Income:
 Dividend Distributions $   32    124     267     16      64      79      33    4     64     -    18      39       -     114     854
 Capital Gains
  Distributions            416     34       -    209      23      93      16    -    290    89   180       1     164      23   1,538
 Realized Gain (Loss) on
  Investments               34     10       -     76     109      24      23    2     30   (55)   14       7     (22)    315     567
 Unrealized Appreciation
  (Depreciation) on
  Investments              907    (73)      -  1,926   3,183     512      50   21    614   (64)  343   1,032    (270)  1,186   9,367

Investment Income(Loss)  1,389     95     267  2,227   3,379     708     122   27    998   (30)  555   1,079    (128)  1,638  12,326

Expenses:
 Mortality and
  Expense Fees             129     95      79    151     153      88      26    5     85    24    53      60      94     104   1,146
 Administrative Fees        13      6      11     16      17       7       2    -      8     3     6       7      13      10     119

  Expenses                 142    101      90    167     170      95      28    5     93    27    59      67     107     114   1,265

Increase (Decrease) in Net
 Assets from Operations  1,247     (6)    177  2,060   3,209     613      94   22    905   (57)  496   1,012    (235)  1,524  11,061

Deposits                 5,126  3,457  17,112  4,301   3,955   2,955   1,179  140  4,157   372 1,668   3,384   5,099   5,285  58,190

Payments and Withdrawals:
 Death Benefits              6      5       -     13       2      56       -    -     56     -     -       -      32      43     213
 Withdrawals               300    263     238    383     440     187      50   10    210    71   142      83     211     376   2,964
 Transfers (in) out     (1,065)  (551) 10,381   (344)   (721)   (797)   (409) 175   (796)  231  (444) (1,363) (1,401) (2,131)    765

Payments and Withdrawals  (759)  (283) 10,619     52    (279)   (554)   (359) 185   (530)  302  (302) (1,280) (1,158) (1,712)  3,942

Net Assets:
 Net Increase            7,132  3,734   6,670  6,309   7,443   4,122   1,632  (23) 5,592    13 2,466   5,676   6,022   8,521  65,309
 Beginning of Year       5,560  4,509   1,529  7,743   7,671   4,153   1,066  375  3,279 1,786 2,529   1,689   4,017   4,094  50,000


  End of Year      $    12,692  8,243   8,199 14,052  15,114   8,275   2,698  352  8,871 1,799 4,995   7,365  10,039  12,615 115,309


                 See accompanying Notes to Financial Statements



Kansas City Life Variable Annuity Separate Account
Statement of Operations and Changes in Net Assets
Year ended December 31, 1997
(in thousands)

                       Federated Insurance Series           MFS Variable Insurance Trust     ACI Port-   Dreyfus Corporation
                                 High                                                        folios       Capital Small
                        American  Income  Prime           Emerging Total        World  Util-  VP          Apprec. Cap
                         Leaders   Bond   Money  Research Growth Return Bond  Gov'ts ities  Capital VP    Port-   Port- Stock
                         Fund II Fund II Fund II Series  Series Series  Series Series Series Apprec Int'l folio   folio Index Total
Investment Income:
Dividend Distributions  $   13     92      63      -       -       -       -       7     -      -    12     13      4     21    225
Capital Gains Distributions 35      6       -      -       -       -       -       -     -     31    22      1    222     80    397
Realized Gain (Loss) on
 Investments                36      6       -     21      40      10       2      (1)   11     (4)   21     (1)     3      2    146
Unrealized Appreciation
 (Depreciation) on
 Investments               691    176       -    727   1,008     402      82      (4)  459    (46)  131     19   (227)    64  3,482

 Net Investment Income     775    280      63    748   1,048     412      84       2   470    (19)  186     32      2    167  4,250

Expenses:
  Mortality and Expense
   Fees                     44     31      18     65      75      31      12       5    20     21    22      6     14     13    377
  Administrative Fees        6      3       6     11      12       4       1       -     3      3     4      2      8      2     65

    Expenses                50     34      24     76      87      35      13       5    23     24    26      8     22     15    442

 Increase (Decrease) in Net
   Assets from Operations  725    246      39    672     961     377      71      (3)  447    (43)  160     24    (20)   152  3,808

Deposits                 3,110  2,845   6,149  4,275   3,356   2,445     331     156 2,134    601 1,396  1,178  3,226  3,653 34,855

Payments and Withdrawals:
  Death Benefits             -    (28)    (17)    (2)    (23)     (4)      -       -   (26)    (4)  (23)     -      -      -   (127)
  Withdrawals              (66)   (63)   (136)  (107)   (204)    (43)    (16)     (6)  (24)   (67)  (40)    (3)   (49)   (10)  (834)
  Transfers in (out)       611    494  (5,065)   502     467     438      79      (3)  344    (74)  148    490    860    299   (410)
Total Payments and
  Withdrawals              545    403  (5,218)   393     240     391      63      (9)  294   (145)   85    487    811    289 (1,371)

Net Assets:
  Net Increase           4,380  3,494     970  5,340   4,557   3,213     465     144 2,875    413 1,641  1,689  4,017  4,094 37,292
  Beginning of Year      1,180  1,015     559  2,403   3,114     940     601     231   404  1,373   888      -      -      - 12,708


    End of Year  $       5,560  4,509   1,529  7,743   7,671   4,153   1,066     375 3,279  1,786 2,529  1,689  4,017  4,094 50,000


See accompanying Notes to Financial Statements




               Kansas City Life Variable Annuity Separate Account
                          Notes to Financial Statements



1.   Organization and Significant Accounting Policies

     Organization

Kansas City Life Variable Annuity Separate Account, marketed as Century II Variable Annuity, (the Account) is a separate account of Kansas City Life Insurance Company (KCL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. All deposits received by the Account have been directed by the contract owners into subaccounts of four series-type mutual funds, as listed below, or into KCL's Fixed Account.

     Federated Insurance Series

American Leaders Fund II             Long-term growth of capital
High Income Bond Fund II             High current income
Prime Money Fund II                  Current income with stability of principal
                                     and liquidity

     MFS Variable Insurance Trust

MFS Emerging Growth Series           Long-term growth of capital
MFS Research Series                  Long-term growth of capital and future
                                     income
MFS Total Return Series              Income and opportunities for growth of
                                     capital and income
MFS Utilities Series                 Capital growth and current income
MFS World Governments Series         Preservation and growth of capital with
                                     moderate current income
MFS Bond Series                      Current income and protection of
                                     shareholders' capital

     American Century - Variable Portfolios

VP Capital Appreciation              Capital Growth through investment in
                                     common stocks
VP International                     Capital Growth through investment in
                                     foreign securities

     Dreyfus Corporation

Capital Appreciation Portfolio       Long-term capital growth with preservation
                                     of capital
Small Cap Portfolio                  Capital appreciation
Stock Index Fund                     Price and yield performance that
                                     corresponds to the Standard & Poor's 500
                                     Composite Stock Price Index


     Basis of Presentation and Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.





               Kansas City Life Variable Annuity Separate Account
                    Notes to Financial Statements (continued)



     Reinvestment of Dividends

Interest and dividend income and capital gains distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective subaccount. Capital gains distributions are recorded as income on the date of receipt.

     Federal Income Taxes

The operations of the Account form a part of, and are taxed with, the operations of KCL, which is taxed as a life insurance company under the Internal Revenue Code. As a result, the net asset values of the subaccounts are not affected by federal income taxes on income distributions received by the subaccounts.

     Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at quoted market value (net asset value of the underlying mutual fund). The average cost method is used to determine gains and losses.

The aggregate cost of purchases and proceeds from sales and the number of shares thereon were as follows:


                               Cost of      Proceeds          Shares
1998:                         Purchases    from Sales   Purchased      Sold
                                 (in thousands)

American Leaders Fund II   $   8,620         2,429       421,308       119,126
High Income Bond Fund II       6,524         2,727       594,817       251,771
Prime Money Fund II           30,772        24,102    30,772,659    24,102,414
MFS Emerging Growth Series     6,808         2,658       373,062       144,380
MFS Research Series            6,697         2,390       386,089       138,865
MFS Total Return Series        4,788         1,203       276,914        70,003
MFS Utilities Series           6,934         1,986       372,899       107,619
MFS World Governments            221           267        21,336        25,687
MFS Bond Series                2,751         1,192       246,629       105,787
AC VP Capital Appreciation       944           812       108,520        93,508
AC VP International            3,026           916       410,618       124,759
Dreyfus Capital Appreciation
 Portfolio                     5,605           969       173,711        30,308
Dreyfus Small Cap Portfolio    9,027         2,712       165,176        49,250
Dreyfus Stock Index           13,269         6,249       445,261       216,329





                 Kansas City Life Variable Annuity Separate Account
                    Notes to Financial Statements (continued)


                               Cost of      Proceeds          Shares
1997:                         Purchases    from Sales   Purchased    Sold
                                 (in thousands)

American Leaders Fund II     $ 4,562           909       256,597        50,664
High Income Bond Fund II       4,113           801       389,219        76,575
Prime Money Fund II            7,805         6,835     7,805,235     6,835,583
MFS Emerging Growth Series     4,849         1,340       328,308        88,258
MFS Research Series            5,477           885       366,608        59,208
MFS Total Return Series        3,235           434       208,824        27,641
MFS Utilities Series           2,713           308       172,192        19,487
MFS World Governments            238            89        23,656         8,775
MFS Bond Series                  438           102        46,160         9,667
AC VP Capital Appreciation     1,189           726       121,059        70,661
AC VP International            2,035           546       302,444        81,669
Dreyfus Capital Appreciation
 Portfolio                     1,976           305        71,787        11,243
Dreyfus Small Cap Portfolio    4,961           720        82,355        12,054
Dreyfus Stock Index            4,334           306       171,026        12,036


2.   Accumulation Unit Value

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subaccount as of December 31, 1998 are as follows:

     Century II Variable Universal Life:

                                           Unit Value            Number of Units

     American Leaders Fund II               $18.89                     671,781
     High Income Bond Fund II                13.10                     629,345
     Prime Money Fund II                     11.19                     732,947
     MFS Emerging Growth Series              19.57                     772,321
     MFS Research Series                     18.23                     770,593
     MFS Total Return Series                 15.73                     525,904
     MFS Utilities Series                    18.63                     476,246
     MFS World Governments                   10.83                      32,531
     MFS Bond Series                         11.83                     228,058
     AC VP Capital Appreciation               8.59                     209,506
     AC VP International                     15.71                     318,032
     Dreyfus Capital Appreciation Portfolio  14.08                     522,930
     Dreyfus Small Cap Portfolio             10.95                     916,842
     Dreyfus Stock Index                     14.56                     866,145




               Kansas City Life Variable Annuity Separate Account
                    Notes to Financial Statements (continued)


3.   Variable Annuity Contract Charges

KCL deducts an administrative fee of $30 per year for each contract under $50,000. Mortality and expense risks assumed by KCL are compensated for by a fee equivalent to an annual rate of 1.25 percent of the asset value of each contract, of which 0.70 percent is for assuming mortality risks and 0.55 percent is for expense risk. Additionally, KCL is compensated for administration expenses by a fee based on an annual rate of 0.15 percent of the asset value of each contract.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law upon surrender.

Other charges are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.

A contingent deferred sales charge is assessed against certain withdrawals during the first seven years of the contract, declining from 7 percent in the first three years to 2 percent in the seventh year. During 1998, $124,000 ($35,000 - 1997) was assessed in surrender charges and other contract charges totaled $1,265,000 ($442,000 - 1997).



4.   Year 2000 Readiness (unaudited)

KCL is closely monitoring its ability, and that of its primary vendors and business partners, to be fully operational in the year 2000. This assessment extends to both information technology (IT) systems and non-information technology systems. KCL has addressed approximately 80 percent of its IT issues and expects to have these fully resolved and all required changes implemented by mid-1999. Non-IT systems are largely compliant, with one minor system yet to be converted during 1999. KCL conducts business with various third parties. These parties will be monitored until full compliance is achieved. Contingency plans are being developed and will be completed by early 1999. KCL expects to have contingency plans in place and internal systems year 2000 compliant by the end of 1999. These expectations are based on numerous assumptions of future events. While KCL feels these are valid assumptions and estimates, KCL cannot be sure these estimates will be achieved or that the assumptions are accurate, and actual results could differ materially from those anticipated.






                         Report of Independent Auditors

The Contract Owners of Kansas City Life Variable
 Annuity Separate Account and The Board of Directors of Kansas City Life Insurance Company

We have audited the accompanying statement of net assets of Kansas City Life Variable Annuity Separate Account (The Account) as of December 31, 1998, and the related statements of operations and changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on an test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kansas City Life Variable Annuity Separate Account at December 31, 1998, and the results of its operations and changes in its net assets for the years ended December 31, 1998 and 1997, in conformity with generally accepted accounting principles.




                              /s/Ernst & Young LLP
                                Ernst & Young LLP

April 19, 1999







        PART C

        OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)     Financial Statements

        All required financial statements are included in Part B.

(b)     Exhibits

        (1) Resolutions of the board of directors of Kansas City Life Insurance Company ("Kansas City Life") establishing Kansas City Life Variable Annuity Separate Account (the "Variable Account").1

        (2)     Not Applicable.

        (3) Underwriting Agreement between Kansas City Life and Sunset Financial Services, Inc. ("Sunset Financial").2

        (4)     Contract Form.1

        (5)     Contract Application.2

        (6)     (a)     Articles of Incorporation of Bankers Life Association of
                         Kansas City.1
                (b)     Restated Articles of Incorporation of Kansas City Life.1
                (c)     By-Laws of Kansas City Life.1

        (7)     Not Applicable.

        (8)    (a)  Form  of  Participation  Agreement  with  MFS  Variable
                    Insurance Trust.2

               (b)  Form of Participation Agreement with TCI Portfolios, Inc.2

               (c) Form of Participation Agreement with Federated Insurance Series.2

               (d)  Agreement  between Kansas City Life Insurance Company and J.
                    P. Morgan Series II. 4


               (e) Amended and Restated agreement between Kansas City Life Insurance Company and each of Calamos Insurance Trust, Calamos Asset management, Inc. and Calamos Financial Services, Inc.5

               (f) Agreement between Kansas City Life Insurance Company and each of Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. 4


               (g) Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). 4


(9)  Opinion and Consent of Counsel.

        (10)    (a)  Consent of  Sutherland,  Asbill & Brennan.
                (b)  Consent of Ernst & Young LLP.

        (11)    Not Applicable.

        (12)    Not Applicable.

        (13)    Schedule for computation of performance quotations.3

        (14)    Not applicable.

----------------

1    Incorporated  by  reference  to  the  Registrant's   initial   registration
     statement filed with the Securities and Exchange Commission on March 3, 1995 (File No. 33-89984).

2 Incorporated by reference to the Registrant's Pre-Effective Amendment No.1 to its Registration statement filed with the Securities and Exchange Commission on August 25, 1995 (File No. 33-89984).

3 Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to its Registration Statement filed with the Securities and Exchange Commission on April 30, 1996. (File No. 33-89984).

4 Incorporated by reference to the Form S-6 Registration Statement (File No. 033-95354) for Kansas City Life Variable Life Separate Account filed on April 19, 1999.

5 Incorporated by reference to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Life Variable Life Separate Account filed on April 30, 1999.

Item 25.  Directors and Officers of the Depositor

        Name and Principal
        Business Address*               Position and Offices with Depositor



        Joseph R. Bixby                 Director, Chairman of the Board
        W. E. Bixby                     Director, Vice Chairman of the Board
        R. Philip Bixby                 Director, President and CEO
        Richard L. Finn                 Director, Senior Vice President, Finance
        Jack D. Hayes                   Director, Senior Vice President,
                                         Marketing
        Francis P. Lemery               Director, Senior Vice President, Actuary
        Robert C. Miller                Senior Vice President, Administrative
                                         Services
        Charles R. Duffy, Jr.           Senior Vice President, Operations
        Michael P. Horton               Vice President, Group
        John K. Koetting                Vice President and Controller
        C. John Malacarne               Director, Vice President, General
                                         Counsel and Secretary
        Walter E. Bixby, III            Director
        Ronald E. Hiatt                 Treasurer
        Daryl D. Jensen                 Director
        Nancy Bixby Hudson              Director
        Webb R. Gilmore                 Director
        Warren J. Hunzicker             Director
        Michael J. Ross                 Director
        Elizabeth T. Solberg            Director
        Larry Winn Jr.                  Director
        Peter Hathaway, M.D.            Vice President and Medical Director
        Scott M. Stone                  Assistant Vice President, Director,
                                         Securities
        Mark A. Milton                  Vice President and Associate Actuary
        Glenda R. Cline                 Assistant Vice President, Special Plan
                                         Administration
        Robert J. Milroy                Vice President, Policy Administration
        Robert E. Janes                 Assistant Vice President, Assistant
                                         Controller
        David A. Laird                  Assistant Vice President, Assistant
                                         Controller



        * The principal business address of all the persons listed above is 3520 Broadway, Kansas City, Missouri 64141-6139.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                     Percent of Voting
Name                  Jurisdiction   Securities Owned         Principal Business


Sunset Life Insurance Washington   Ownership of all voting    Insurance
Company of America                 securities by depositor

Sunset Financial                   Ownership of all voting
Services, Inc.        Washington   securities by Sunset Life
                                   Insurance Company of
                                   America                    Broker/Dealer

KCL Service                        Ownership of all voting
Company               Missouri     securities by depositor   Marketing Insurance

Lioness Realty                     Ownership of all voting   Real Estate
Group, Inc.           Missouri     securities by depositor   Services

Property Operating                 Ownership of all voting   Real Estate
Company               Missouri     securities by depositor   Services

Old American                       Ownership of all voting
Insurance Company     Missouri     securities by depositor   Insurance


Contact Data, Inc.    Missouri     Ownership of all voting
                                   securities by depositor   Direct Marketing
Kansas City Life
Financial Group, Inc. Missouri     Ownership of all voting
                                   securities by depositor   Insurance Marketing
Item 27.  Number of Contract owners

        1,499--As of December 31, 1997


Item 28.  Indemnification

        The By-Laws of Kansas City Life Insurance  Company provide,  in part, in
Article XII:

        1. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partner ship, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

        2. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

        3. To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

        4. Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company .

        5. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

        6. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

        7. The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct . Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

        8. The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

        9. For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer , employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

        10. For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

        11. Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

        12. To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

        13. The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

        14. If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

        Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

        Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

        (a) Sunset Financial Services, Inc. is the registrant's principal underwriter.

        (b)     Officers and Directors of Sunset Financial.

Name and Principal                      Positions and Offices
Business Address*                       With the Underwriter


Gregory E. Smith                        President, Director
Daryl D. Jensen                         Director


Gary K. Hoffman                         Secretary, Director

Robert E. Janes                         Treasurer
Jack D. Hayes                           Chairman of the Board and Director
Walter E. Bixby, III                    Director
R. Philip Bixby                         Director
Bret L. Benham                          Vice President
Billy J. Dahle                          Assistant Vice President
Kelly T. Ullom                          Vice President
Ronald E. Hiatt                         Assistant Treasurer



* The principal business address of all of the persons listed above is 3200 Capitol Boulevard South, Olympia, Washington 98501-3396.

Item 30.  Location Books and Records

        All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life at 3520 Broadway, Kansas City, Missouri 64141-6139.

Item 31.  Management Services

        All management contracts are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings and Representations

        (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the policies offered herein are being accepted.

        (b) The registrant undertakes that it will include either (1) as part of any application to purchase a policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Kansas City Life for a Statement of Additional Information.

        (c) The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to Kansas City Life at the address or phone number listed in the prospectus.

        (d) Kansas City Life represents that in connection with its offering of the policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

        (e) Kansas City Life Insurance Company hereby represents that the fees and charges deducted under the Contracts described in this post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by Kansas City Life Insurance Company.


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Kansas City Life Variable Annuity Separate Account, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 5 to its Registration Statement and has duly caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Kansas City and the State of Missouri on the 26th day of April, 1999.



[SEAL}                                  Kansas City Life Variable
                                        Annuity Separate Account
                                        Registrant


                                        KANSAS CITY LIFE INSURANCE COMPANY


                                        Depositor

Attest:  /s/C. J. Malacarne             By: /s/R. Philip Bixby
            C. J. Malacarne                    R. Philip Bixby


Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.


Signature                Title                               Date


/s/R. Philip Bixby      President, CEO, and Director         April 26, 1999
R. Philip Bixby

/s/Richard L. Finn      Senior Vice President, Finance       April 26, 1999
Richard L. Finn         and Director
                        (Principal Financial Officer)

/s/John K. Koetting     Vice President and Controller        April 26, 1999
John K. Koetting        (Principal Accounting Officer)

/s/ J. R. Bixby         Chairman of the Board and            April 26, 1999
J.R. Bixby              Director

/s/W. E. Bixby          Vice Chairman of the Board           April 26, 1999
W. E. Bixby             and Director

/s/W. E. Bixby III      Director                             April 26, 1999
W. E. Bixby III

                        Director                             April 26, 1999
Daryl D. Jensen

/s/Francis P. Lemery    Director                             April 26, 1999
Francis P. Lemery

/s/C. John Malacarne    Director                             April 26, 1999
C. John Malacarne

/s/Jack D. Hayes        Director                             April 26, 1999
Jack D. Hayes

                        Director                             April 26, 1999
Webb R. Gilmore

                        Director                             April 26, 1999
Warren J. Hunzicker, M.D.

                        Director                             April 26, 1999
Michael J. Ross


                        Director                             April 26, 1999
Elizabeth T. Solberg


                        Director                             April 26, 1999
E. Larry Winn Jr.

                        Director                             April 26, 1999
Nancy Bixby Hudson



        EXHIBIT INDEX


Page No.*

        9.              Opinion and Consent of Counsel

        10(a).          Consent of Sutherland, Asbill & Brennan

        10(b).          Consent of Ernst & Young LLP.


* Page numbers included only in manually executed original in compliance with Rule 403(d) under the Securities Act of 1933.

        Exhibit 9
        Opinion and Consent of Counsel


        Exhibit 10(a)
        Consent of Sutherland, Asbill & Brennan


        Exhibit 10(b)
        Consent of Ernst & Young LLP.